                                                      Registration No. 33-23566
                                                             File No. 811-5586

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 28                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

      Amendment No. 29

------------------------------------------------------------------------------

                    OPPENHEIMER CALIFORNIA MUNICIPAL FUND
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [X ]  immediately upon filing pursuant to paragraph (b)
     [   ] on ____________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _________________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
------------------------------------------------------------------------------
The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

Oppenheimer
California Municipal Fund

Prospectus dated September 27, 2006,
Revised as of March 8, 2007

                                          Oppenheimer California Municipal
                                          Fund is a mutual fund that seeks as
                                          high a level of current interest
                                          income exempt from federal and
                                          California income taxes for
                                          individual investors as is
                                          consistent with preservation of
                                          capital.

                                          This prospectus contains important
                                          information about the Fund's
                                          objective and its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this prospectus
                                          carefully before you invest and keep

As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                    1234

CONTENTS

            ABOUT THE FUND

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

[PG NUMBER]

                                      43

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in California municipal securities that pay interest that in the opinion of counsel to the issuer of each security, is exempt from federal and California individual income taxes. These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases. Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's). Under normal market conditions, the Fund:

o     attempts to invest 100% of its net assets in municipal securities,
      o  as a fundamental policy, invests at least 80% of its net assets
         (plus borrowings for investment purposes) in California municipal securities,
o     the State of California and its political subdivisions (cities, towns and counties, for example),

California municipal securities include municipal securities issued by:
o     agencies, instrumentalities (which are state-chartered corporations)
         and public authorities of the State of California, and
o     territories, commonwealths and possessions of the United States (for example, Puerto Rico, Guam and the Virgin Islands).

      Securities that generate income subject to alternative minimum tax
(AMT) will count towards the 80% California municipal securities requirement.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, it currently focuses on longer-term securities to seek higher yields. These investments are more fully explained in "About the Fund's Investments,"
below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look primarily throughout California for municipal securities using a variety of factors which may change over time and may vary in particular cases. The portfolio managers currently look for:
o     Securities that provide high current income
o     A wide range of securities of different issuers within the state, including different agencies and municipalities, to spread risk
o     Securities having favorable credit characteristics
o     Special situations that provide opportunities for value.

      The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and California income taxes. The
Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by OppenheimerFunds, Inc. (the
"Manager"), will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

SPECIAL RISKS OF INVESTING PRIMARILY IN CALIFORNIA MUNICIPAL SECURITIES.
Because the Fund focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities. These may include state or local legislation or policy changes, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole).
Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California. These risks are disclosed in more detail in the Fund's Statement of Additional
Information.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its total assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.
Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment grade (these are sometimes called "junk bonds")
      may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities.
      Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.
      They also may not have an active trading market, which means that they would be less liquid than investment grade securities making it harder for the Fund to sell them at an acceptable price.

INTEREST RATE RISK. Municipal securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already issued municipal securities generally rise. When prevailing interest rates rise, the values of already issued municipal securities generally fall, and the securities (or bonds) may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change. The Fund currently focuses on longer-term securities to seek higher income. Therefore, the Fund's share price may fluctuate more when interest rates change. Callable bonds that the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the
Master Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

o     Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S.
      jurisdictions (including Puerto Rico and Guam) and the four largest
      U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown &
      Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately
      92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts.
      A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds"
      (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.
      While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be
      "municipal securities" for purposes of its concentration policies.

TAXABILITY RISK. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

BORROWING FOR LEVERAGE.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes. The interest on borrowed money is an expense that might reduce the
Fund's yield.

RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the state of California. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in California.

RISKS IN USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, swaps and variable rate obligations including "inverse floaters" are some examples of derivatives.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the
Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

      When the Fund invests in certain derivatives, for example, inverse floaters with "shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

INVERSE FLOATERS. The Fund may invest up to 20% of its total assets in
"inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income
(and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the
Fund's transfer of a municipal bond to a trust, the Fund's financial statements reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the Fund's Statement of Investments to include the underlying municipal bond. These transactions do not constitute "borrowings" for purposes of the Fund's limitations on borrowing money.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors.  They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.
The Fund focuses its investments in California and is non-diversified.  The
Fund will therefore be vulnerable to the effects of economic changes that affect California issuers.  These changes can affect the value of the Fund's investments and its prices per share. In the OppenheimerFunds spectrum, the
Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risk than money market funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart,  and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/06 through  12/31/06,  the cumulative return before taxes for Class A shares was 7.71%.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a  calendar  quarter  was 6.37% (3rd Qtr '04) and the lowest return (not  annualized)  before taxes for a calendar  quarter was -4.41% (2nd
Qtr '04).

-------------------------------------------------------------------------------------

Average Annual Total Returns                                           10 Years
for the periods  ended  December                                      (or life of
31, 2006                             1 Year           5 Years       class, if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class A Shares (inception

11/3/88)                              2.59%            7.16%             6.01%
  Return Before Taxes                 2.59%            7.16%             5.99%
  Return After Taxes on
  Distributions                       3.41%            6.92%             5.88%
  Return After Taxes on
  Distributions and Sale of
  Fund Shares

-------------------------------------------------------------------------------------

Class   B   Shares    (inception      1.87%            7.07%             6.05%

5/3/93)
-------------------------------------------------------------------------------------

Class   C   Shares    (inception     5.90%            7.39%             5.71%

11/1/95)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lehman Brothers Municipal Bond        4.84%            5.53%             5.76%
Index (reflects no deduction

for fees, expenses or taxes)

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "10 Years" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman
Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2006.

-----------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):
-----------------------------------------------------------------------
-----------------------------------------------------------------------
                                   Class A     Class B      Class C
                                   Shares       Shares       Shares
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Maximum Sales Charge (Load) on      4.75%        None         None
purchases
(as % of offering price)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load)
(as % of the lower of the          None(1)      5%(2)        1%(3)
original offering price or
redemption proceeds)
-----------------------------------------------------------------------

-----------------------------------------------------------------------------------

                                                          Class C                                     Class A Shares

                                             Class B
                                             Shares        Shares

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Management Fees                               0.47%        0.47%         0.47%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Distribution and/or Service (12b-1) Fees      0.24%        1.00%         1.00%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Other Expenses                          0.73%        0.76%         0.73%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

     Interest and Related Expenses from       0.52%        0.52%         0.52%
     Inverse Floaters(4)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

     Other Expenses                           0.21%        0.24%         0.21%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Total Annual Operating Expenses               1.44%        2.23%         2.20%

-----------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The "Other Expenses" in the table represent the expenses incurred during the prior fiscal year due to the expense limitation described above not being exceeded.
1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.

 3.Applied to shares redeemed within 12 months of purchase.
4.    Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
  Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and Total Annual
  Operating Expenses in the table above and the Examples below.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $616          $912         $1,230        $2,129

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $729         $1,005        $1,408       $2,204*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $326          $696         $1,192        $2,561

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   If shares are not        1 Year        3 Years       5 Years      10 Years
       redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares               $616          $912         $1,230        $2,129

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B Shares               $229          $705         $1,208       $2,204*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C Shares               $226          $696         $1,192        $2,561

--------------------------------------------------------------------------------

 In the first example,  expenses  include the initial sales charge for Class A and the applicable Class B and Class C contingent  deferred sales charges. In the second example,  the Class A expenses include the sales charge, but Class
 B and Class C expenses do not include contingent deferred sales charges.
 * Class B  expenses  for  years 7 through  10 are  based on Class A  expenses since Class B shares automatically  convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.

      The Fund mainly invests in California municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to California individual income tax.
These debt obligations are issued by the state of California and its political subdivisions (such as cities, towns, counties, agencies and authorities). The term "California municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to
California individual income tax.

      The Fund can also buy other municipal securities issued by the governments of the District of Columbia and of other states as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable income or reclassify as taxable ordinary income dividends previously distributed as exempt-interest dividends.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income.

      The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are industrial development and private activity bonds that pay interest that may be a tax preference item for investors subject to federal alternative minimum tax. The Fund selects investments without regard to this type of tax instrument.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.
      The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Ratings of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. However, the Fund can invest as much as 25% of its total assets in municipal securities that are not "investment grade" at the time of purchase to seek higher income. "Investment grade" securities are those rated within the four highest rating categories of Moody's,
      Standard & Poor's, Fitch or another nationally recognized rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities. Rating categories are described in the Statement of Additional Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted in relation to a specified market rate such as the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the
      Fund an undivided interest in a municipal obligation in proportion to its investment.
Other Derivatives. The Fund can also invest in other derivative securities that pay interest that depend on the change in value of an underlying asset, interest rate or index. Examples are interest rate swaps, municipal bond indices or swap indices.
Hedging. The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree.

      Hedging involves risk. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge may be unsuccessful and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.
Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or
      "puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Portfolio Turnover.  A change in the securities held by the Fund is known as
      "portfolio turnover."  The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  While increased portfolio turnover creates higher brokerage and transactions cost for the Fund
      (and may reduce performance), in most cases the Fund does not pay brokerage commissions on debt securities it buys.  If the  Fund realizes  capital  gains  when  it  sells  its  portfolio
      investments,   it  generally  must  pay  those  gains  out  to
      shareholders, increasing their taxable distributions.
Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to
      100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally, such investments would be short-term municipal securities but could be U.S.
      Government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

      The Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
      Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $235 billion in assets as of December 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million,
      0.45% of the next $250 million, 0.40% of the next $250 million, and
      0.35% of average annual net assets over $1 billion. The Manager has voluntarily agreed to waive a portion of its management fee so that the
      "Management Fees" will not exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking may be amended or withdrawn by the Manager at any time without shareholder notice. The
      Fund's management fee for its last fiscal year ended July 31, 2006, was
      0.47% of average annual net assets for each class of shares and therefore, the management fee limitation was not exceeded.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
Semi-Annual Report to shareholders for the six month period ended January 31,
2006.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott
     S. Cottier, Troy E. Willis, Mark R. DeMitry, Marcus V. Franz and Michael
     L. Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since January 2002.  Mr. Fielding has been a Senior Vice
     President of the Manager since January 1996 and Chairman of the
     Rochester Division of the Manager since January 1996.  He is the Chief
     Strategist, a Senior Portfolio Manager, an officer and a trader for the
     Fund and other Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since July 2005.  Mr.
     Loughran was a Portfolio Manager of the Fund from July 2002 to June
     2005.  He has been a Vice President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999.  He is a portfolio manager and officer of other funds in the OppenheimerFunds complex.  He is team leader, a Senior Portfolio Manager, an officer and trader for the Fund and other Oppenheimer funds.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since 2002.  Mr. Cottier has been a Vice President of the Manager since 2002.  Prior to joining the
     Manager in 2002, Mr. Cottier was a portfolio manager and trader at
     Victory Capital Management from 1999 to 2002.  He is a Senior Portfolio
     Manager, an officer and trader for the Fund and other Oppenheimer funds.

     Mr. Willis has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund since January 2006.  Mr. Willis has been an Assistant Vice President of the Manager since July 2005. He was a Portfolio Manager of the Fund from May 2003 to December 2005.
     Prior to joining the Manager in 2003, Mr. Willis was a Corporate
     Attorney for Southern Resource Group from 1999 to 2003.  He is a Senior
     Portfolio Manager, an officer and a trader for the Fund and other
     Oppenheimer funds.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund and of the Manager since September 2006.  Mr. DeMitry was a Research Analyst of the Manager from June 2003 to August 2006.  He was a Credit Analyst of the Manager from July 2001 to May 2003.  He is an Associate Portfolio
     Manager and a trader for the Fund and other Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund and of the
     Manager since September 2006.  Mr. Franz was a Research Analyst of the
     Manager from June 2003 to August 2006.  Prior to joining the Manager,
     Mr. Franz was a summer intern in the Securities Division at TIAA-CREF from June 2002 to September 2002.  He is an Associate Portfolio Manager
     and a trader for the Fund and other Oppenheimer funds.

     Mr. Camarella is a Research Analyst for the Fund.  He has been a
     Research Analyst of the Manager since February 2006.  Mr. Camarella was a Credit Analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an Investment Banking Analyst for Wachovia Securities in Charlotte, North Carolina from January 2000 to June 2002. He is also a trader for the Fund and other Oppenheimer funds.

     Additional information about the Fund's Portfolio Management Team, including compensation, other accounts managed and ownership of Fund shares, is provided in the Statement of Additional Information.

PENDING LITIGATION.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of New York
on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of
1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the
Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B and Class C shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B and Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the
      Fund determines its net asset value per share.

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the
      NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.
   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class
      C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.
o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.
Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
      Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.
Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making
         (as shown in the table above), you can add the value of any Class A,
         Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
         which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.
         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which
         Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and
         Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Any Class
         A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The
Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
         more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege. Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class
         A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
         This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors. These are described in greater detail in Appendix C to the Statement of
         Additional Information, which may be ordered by calling
         1.800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and Services" - "Forms & Literature" - "Order Literature" -
         "Statements of Additional Information"). The Fund's Statement of
         Additional Information may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents" and click on the icon in the column "SAI" next to the Fund's name). A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the hyperlinks:
         "Research Funds" - "Fund Documents" - "View a description . . .")
         under the heading "Fund Information," click on the hyperlink "Sales
         Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer
         Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year (As % of
                                        Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.
Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

         You can  find a list of the  Oppenheimer  funds  that  are  currently available for  exchanges in the  Statement of Additional  Information or you can  obtain a list by  calling  a  service  representative  at
         1.800.225.5677.  The funds  available  for  exchange  can change from time to time.

         A contingent  deferred  sales  charge  (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.
         However,  if you  exchange  your shares  during the  applicable  CDSC holding  period,  the  holding  period  will  carry  over to the fund shares that you  acquire.  Similarly,  if you  acquire  shares of the
         Fund in  exchange  for  shares of another  Oppenheimer  fund that are subject to a CDSC  holding  period,  that  holding  period will carry over  to the  acquired  shares  of  the  Fund.  In  either  of  these situations,  a  CDSC  may  be  imposed  if the  acquired  shares  are redeemed  before the end of the CDSC  holding  period that applied to the exchanged shares.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and
         circumstances are described in detail in the "How to Exchange
         Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer
         Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

         While the Fund, the Distributor, the Manager and the Transfer Agent
         encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer
         Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus"
         or "street name" accounts of a financial intermediary. Therefore the
         Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
         Agent.

         However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.
         However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify your identity. The
      Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year.
The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and capital gains distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. However, all or a portion of the exempt-interest dividends paid by the Fund that are derived from interest paid on certain
"private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at
www.oppenheimerfunds.com. Follow the links: Planning & Research/ Tax
Center/Municipal Income/Tax Preference Percentage. You'll find a link to the
Oppenheimer Municipal Fund AMT Tax Percentages at the end of that page. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of California generally should not be subject to federal, state, or local income taxes.
For State purposes, dividends paid by the Fund will generally be exempt, if at the close of each quarter at least 50% of the value of the Fund's assets are invested in debt obligations that pay interest exempt from
California individual income taxes. The portion of the Fund's dividends that is attributable to income earned on other obligations (not California municipal securities) will normally be subject to California personal income tax. Exempt-interest dividends attributable to income from
California municipal securities will generally be subject to state and local personal income taxes applicable to residents of other states.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The
Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The Fund's financial highlights for the Fund's fiscal years 2002 through 2006 have been restated from those originally included in the Fund's Annual Report for the Fund's fiscal year ended July 31, 2006. The restatement changes the accounting treatment of the Fund's portfolio holdings of certain municipal bond derivative securities referred to as "inverse floaters." Expenses for each class of shares were restated to reflect the interest and fee expense related to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate securities transactions. However, these changes in accounting treatment have not affected the Fund's net asset values per share or the investment performance of each class of shares.

This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                        2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.52      $    10.31      $    9.97      $   10.60     $   10.49
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1           .62 1          .68            .63           .53
Net realized and unrealized gain (loss)                (.02)           1.21            .27           (.66)          .10
                                                 -------------------------------------------------------------------------
Total from investment operations                        .53            1.83            .95           (.03)          .63
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.61)           (.62)          (.61)          (.60)         (.52)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.44      $    11.52      $   10.31      $    9.97     $   10.60
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.74%          18.20%          9.54%         (0.57)%        6.20%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,213,319      $  621,736      $ 401,491      $ 385,141     $ 409,689
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  901,717      $  477,934      $ 400,452      $ 410,237     $ 398,651
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.85%           5.59%          6.52%          5.88%         5.09%
Expenses excluding interest and fees
on short-term floating rate notes issued               0.92%           0.92%          1.00%          0.96%         0.86%
Interest and fees on short-term
floating rate notes issued 4                           0.52%           0.34%          0.20%          0.17%         0.07%
                                                 -------------------------------------------------------------------------
Total expenses                                         1.44%           1.26%          1.20%          1.13%         0.93% 5
Expenses after payments and waivers and
reduction to custodian expenses                        1.44%           1.26%          1.17%          1.13%         0.93%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  43%              4%            27%            50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompany Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS B     YEAR ENDED JULY 31,                        2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.53      $    10.31      $    9.97      $   10.61     $   10.50
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .47 1           .54 1          .64            .55           .45
Net realized and unrealized gain (loss)                (.04)           1.22            .22           (.68)          .10
                                                 -------------------------------------------------------------------------
Total from investment operations                        .43            1.76            .86           (.13)          .55
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.52)           (.54)          (.52)          (.51)         (.44)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.44      $    11.53      $   10.31      $    9.97     $   10.61
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.83%          17.40%          8.70%         (1.42)%        5.39%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   64,421      $   59,530      $  65,991      $ 101,079     $ 128,857
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   61,780      $   61,244      $  84,482      $ 118,611     $ 132,685
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.11%           4.90%          5.76%          5.09%         4.32%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.71%           1.69%          1.77%          1.73%         1.62%
Interest and fees on short-term
floating rate notes issued 4                           0.52%           0.34%          0.20%          0.17%         0.07%
                                                 -------------------------------------------------------------------------
Total expenses                                         2.23%           2.03%          1.97%          1.90%         1.69% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.23%           2.03%          1.94%          1.90%         1.69%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  43%              4%            27%            50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompany Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                        2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.50      $    10.29     $     9.95      $   10.58     $   10.48
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .46 1           .52 1          .60            .54           .46
Net realized and unrealized gain (loss)                (.03)           1.23            .26           (.66)          .08
                                                 -------------------------------------------------------------------------
Total from investment operations                        .43            1.75            .86           (.12)          .54
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.52)           (.54)          (.52)          (.51)         (.44)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.41      $    11.50     $    10.29      $    9.95     $   10.58
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.85%          17.33%          8.71%         (1.33)%        5.31%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  232,242      $   79,616     $   31,102      $  27,898     $  24,936
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  149,437      $   43,444     $   30,371      $  27,011     $  21,775
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.05%           4.73%          5.74%          5.12%         4.33%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.68%           1.69%          1.78%          1.73%         1.62%
Interest and fees on short-term
floating rate notes issued 4                           0.52%           0.34%          0.20%          0.17%         0.07%
                                                 -------------------------------------------------------------------------
Total expenses                                         2.20%           2.03%          1.98%          1.90%         1.69% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.20%           2.03%          1.95%          1.90%         1.69%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  43%              4%            27%            50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompany Notes.

5. Excludes interest expense.

INFORMATION AND SERVICES

For More Information on Oppenheimer California Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-5586               The Fund's shares are
distributed by:

PR0790.001.0906.0307                            [logo] OppenheimerFunds
Distributor, Inc.
Printed on recycled paper

                          Appendix to prospectus of

                    Oppenheimer California Municipal Fund

      Graphic Material included in the prospectus of Oppenheimer California
Municipal Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the prospectus of Oppenheimer
California Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

                  ----------------------------------------------
                    Calendar Year Ended   Annual Total Returns
                  ----------------------------------------------
                  ----------------------------------------------

                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/97                 9.66%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/98                 5.91%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/99                -6.54%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/00                12.72%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/01                 3.64%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/02                 8.41%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/03                 5.58%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/04                 8.43%
                  ----------------------------------------------
                  ----------------------------------------------
                         12/31/05                10.97%
                  ----------------------------------------------
                  ----------------------------------------------

                         12/31/06                 7.71%

                  ----------------------------------------------

Oppenheimer California Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated September 27, 2006, Revised March
8, 2007

      This Statement of Additional Information ("SAI") is not a Prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated September 27, 2006, revised March 8,
2007. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O.
Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks...
    The Fund's Investment Policies......................................
    Other Investment Techniques and Strategies..........................
    Other Investment Restrictions.......................................
Disclosure of Portfolio Holdings........................................
How the Fund is Managed.................................................
    Organization and History............................................
    Board of Trustees and Oversight Committees..........................
    Trustees and Officers of the Fund...................................
    The Manager.........................................................
Brokerage Policies of the Fund..........................................
Distribution and Service Plans..........................................
Payments to Fund Intermediaries.........................................
Performance of the Fund.................................................

About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How to Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.................
Financial Statements....................................................

Appendix A: Municipal Bond Ratings Definitions..........................  A-1
Appendix B: Industry Classifications....................................  B-1
Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers
C-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the "Manager")
may select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques described below at all times in seeking its objective.
It may use some of the special investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the
Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Mainly
Invest In" and "About the Fund's Investments". Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

|X|   Municipal Bonds. The Fund has classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including
"industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest.
 Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

|_|   Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco master settlement agreement (as described in the section titled "Tobacco Related Bonds"). Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
 colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

|_|   Mello-Roos Bonds. These are bonds issued under the California
Mello-Roos Community Facilities Act. They are used to finance infrastructure projects, such as roads or sewage treatment plants. In most cases they are secured by real estate taxes levied on property located in the same community as the project. This type of financing was created in response to statutory limits on real property taxes that were enacted in California. The bonds do not constitute an obligation of a municipal government. Timely payment of principal and interest depends on the ability of the developer of the project or other property owners to pay their real estate taxes. Therefore these bonds are subject to risks of nonpayment as a result of a general economic decline or decline in the real estate market, as well as the credit risk that of the developer.

|_|   Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or,
"industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds are held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund will constitute an item of tax preference to such shareholders.

|X|   Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

|_|   Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

|_|   Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

|_|   Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

|_|   Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

|_|   Tax-Exempt Commercial Paper. This type of short-term obligation
(usually having a maturity of 270 days or less, is issued by a municipality to meet current working capital needs.

|X|   Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate:
|_|   the frequency of trades and price quotations for such securities;
|_|   the number of dealers or other potential buyers willing to purchase or sell such securities;
|_|   the availability of market-makers; and
|_|   the nature of the trades for such securities.

      While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation, which interpretation appears to conflict with interpretations by other courts, that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. (Moody's"), Standard & Poor's Rating
Services, a division of the McGraw-Hill Companies, Inc. ("S&P"), and Fitch,
Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality.
Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the
Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this SAI. Because the Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Considerations Relating to California Municipal Obligations

      Because the Fund invests primarily in California tax-exempt securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue such securities.  The following information is based on information available as of the date of this
Statement of Additional Information primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated June 14, 2006.

General Economic Conditions

      The economy of the State is the largest among the 50 states and one of the largest in the world.  The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets.
Since early 2001, the State has faced severe financial challenges, which may continue for several years.  The State experienced an economic recession in
2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in
Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues.  In recent years, the State has derived a significant portion of its revenue from personal income and sales taxes.  Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

      California's geographic location subjects it to earthquake risks.  It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area.  The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect
State and local governmental budgets.

State Budgets

2005 Budget Act. The State's 2005 Budget Act (adopted in July 2005 for the fiscal year ending June 30, 2006) forecasted $84.5 billion in General Fund revenues and transfers, $90.0 billion in expenditures, and after application of the prior year's $7.5 billion General Fund balance, a positive General
Fund balance of $1.9 billion.  The State's Legislative Analyst's Office (the
"LAO"), in its Analysis of the 2006-07 Budget Bill Report issued on February
23, 2006 (the "LAO February 2006 Report"), estimates General Fund revenues and transfers of $89.0 billion, expenditures of $90.5 billion and a positive
General Reserve balance of $7.6 billion for the 2005-2006 fiscal year.  The
May Revision to the Governor's Budget for 2006-07, released in May 2006 (the
"2006 May Revision"), projects General Fund revenues and transfers of $92.4 billion, expenditures of $92.6 billion and a positive General Reserve balance of $8.8 billion for the 2005-2006 fiscal year.  The 2006 Budget Act, as of
June 30, 2006, projects that the 2005-06 fiscal year will end with revenues and transfers of $102.2 billion, expenditures of $92.7 billion and a reserve of $9.0 billion.

2006 Budget Act.  The Governor's Budget for the 2006-07 fiscal year, released in January 2006, projects General Fund revenues and transfers for the fiscal year ended June 30, 2007 of $91.5 billion, expenditures at $97.9 billion, and a year-end General Fund reserve of $674 million.  Coinciding with the release of the budget, the Governor announced a "Strategic Growth Plan" for the State in which he proposed that the State spend nearly $223 billion over 10 years on State infrastructure programs such as transportation, education, flood control, public safety and courts.  The Strategic Growth Plan would be financed in part through the issuance of $68 billion in general obligation bonds.  The LAO February 2006 Report projects revenues and transfers of $93.0 billion, expenditures of $98.0 billion and a positive General Reserve balance of $2.6 billion for the 2006-2007 fiscal year (approximately $1.9 billion more than that assumed in the budget estimate).

      However, the LAO warned that several budgetary risks could add several billions of dollars to the operating shortfalls during the next several fiscal years.  They include an economic slowdown due to higher energy costs, a real estate decline, unfavorable outcomes in major lawsuits, and added
State costs resulting from federal budget reduction efforts.  The LAO recommended that the Legislature reduce the amount of ongoing spending increases proposed in the budget.  In the report, the LAO warned of operating budget shortfalls in upcoming years of up to $5 billion annually.

      The 2006 May Revision projected that the State would receive about $7.5 billion in additional revenues (for 2005-06 and 2006-07) from revenues projected in January, although expenditures would also increase.  The May
Revision projected General Fund revenues and transfers for the fiscal year ended June 30, 2007 of $93.9 billion, expenditures at $101.0 billion, and a year-end General Fund reserve of $2.2 billion.  The spending plan includes
$3.2 billion for the repayment or prepayment of prior obligations, including
$1.5 billion to prepay Economic Recovery Bonds, and other one-time costs of
$1.6 billion.

      The Governor signed the 2006 Budget Act on June 30, 2006 which was substantially in line with the Governor's proposals in the 2006 May
Revision.  The 2006 Budget Act forecasts $93.9 billion in General Fund revenues and transfers and $101.3 billion in expenditures. The 2006 Budget
Act projects that by utilizing the prior year's $9.5 billion General Fund balance, the General Fund will end the fiscal year with a positive balance of about $2.1 billion.  The 2006 Budget Act assumes that the State will not issue Economic Recovery Bonds or raise taxes.

Constraints on the Budget Process.  Approved in March 2004 with the State's
Economic Recovery Bonds, Proposition 58 requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

      If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation.  If the Legislature fails to pass and send to the
Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

      Proposition 58 also requires that a special reserve (the Budget
Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General
Fund revenues would be transferred by the Controller into the Budget
Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization
Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.
Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

Future Budgets.  It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and
State economic conditions and other factors.

State Indebtedness

General Obligation Bonds and Revenue Bonds. As of May 1, 2006, the State had
approximately $56.3 billion aggregate principal of its long-term general obligation bonds and revenue bonds outstanding.  Inclusive of estimated interest of approximately $34.1 billion, the State's debt service requirements for general obligation bonds and revenue bonds totaled nearly
$90.4 billion.  General obligation bond authorizations in an aggregate amount of approximately $31.7 billion remained unissued as of that date.

Ratings.  As of July 11, 2006, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard & Poor's, and A+ by Fitch Ratings.  It is
not presently possible to determine whether, or the extent to which, Moody's,
Standard & Poor's or Fitch Ratings will change such ratings in the future.

Future Initiatives.  In response to the Governor's "Strategic Growth Plan", the Legislature in May 2006 approved a $116 million Strategic Growth Plan package, which included four bond measures totaling about $37.3 billion which will appear on the November 2006 election ballot.

Local Government

      The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los
Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

      Some local governments in California have experienced notable financial difficulties, including Los Angeles County, Orange County and San Diego
County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.  It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the
State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

      According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local governments officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the Vehicle
License Fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million to schools, and special districts to shift $350 million, in property tax revenues they would otherwise receive.
As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the
November 2004 election.  Senate Constitutional Amendment No. 4 amends the
State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November
3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the
State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

      Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition,
Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional
Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional, Legislative and Other Factors

      The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The
Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

      Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit.
"Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes"
exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.  Various types of appropriations are excluded from the Appropriations Limit.

      The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

      The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section
7912 requires an estimate of the Appropriations Limit to be included in the
Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

      On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the
"Classroom Instructional Improvement and Accountability Act." Proposition 98
changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the
Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period.  Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

      Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the Fund's portfolio.

      Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process.  Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time.  If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

Effect of other State Laws on Bond Obligations.  Some of the tax-exempt securities that the Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties.
These are subject to provisions of California law that could adversely affect the holders of such obligations.  For example, the revenues of California health care institutions may be adversely affected by State laws, and
California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.  Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the
State legislature for such purpose.

Pending Litigation

      The State is a party to numerous legal proceedings, many of which normally occur in governmental operations.  In addition, the State is involved in certain other legal proceedings that, if decided against the
State might require the State to make significant future expenditures or impair future revenue sources.  Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

      On August 8, 2005, a lawsuit titled California Teachers Association v.
Arnold Schwarzenegger was filed.  Plaintiffs - California Teachers
Association, California Superintendent of Public Instruction Jack O'Connell
and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-2005 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately
$3.1 billion.  Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California
Constitution.  On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation.  The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

      On November 15, 2005, a California Superior Court judge entered a decision in a case which sought judicial validation for the issuance by the
State of pension obligation bonds.  The judge ruled the bonds were not valid.  The State appealed, but the State will not be able to issue pension obligation bonds until the matter is finally resolved.  For the 2005-2006 fiscal year, the State made payments of about $525 million for a portion of the fiscal year contribution to the California Public Employees' Retirement
System which had been planned to be funded from the bonds.  The 2006 Budget
Act does not call for the issuance of any pension obligation bonds.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use them.

|X|   Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income.
As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to
20% of its total assets in inverse floaters.

     Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer which it sells to a trust. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and (ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a
"residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees.
The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

     The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

     Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

      An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

The Fund has changed its accounting treatment of inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust.
Prior to 2007, for accounting presentation purposes, these transactions were treated as a sale of the municipal security and a purchase of the inverse floater. Under applicable financial accounting standards however, the transfer of the security is considered a form of secured borrowing for financial reporting purposes. This change in accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

|X|   When-Issued and Delayed Delivery-Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the
Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities with a value at least equal to the purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

|X|   Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

|X|   Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Manager from time to time. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      [GRAPHIC OMITTED][GRAPHIC OMITTED]  Illiquid Securities and Restricted
Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. The Fund cannot buy securities that have a restriction on resale. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.

|X|   Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      [GRAPHIC OMITTED][GRAPHIC OMITTED]  Borrowing for Leverage. The Fund
has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage." Under its fundamental investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing. Notwithstanding the preceding sentence,
The Fund may also borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of the Fund's assets fails to meet this
300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

|X|   Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

[GRAPHIC OMITTED][GRAPHIC OMITTED]  Other Derivative Investments. [PG NUMBER]

                                     5
     Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

|X|   Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so, the
Fund may:
|_|   sell interest rate futures or municipal bond index futures,
|_|   buy puts on such futures or securities, or
         |_|      write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:
|_|   buy interest rate futures or municipal bond index futures, or
|_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below. The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|X|   Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

|X|   Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

|_|   Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The NASDAQ(R)Stock Market, Inc. or traded in the
               over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding.
               That means the Fund must own the investment on which the call was written.
(4)   The Fund may write calls on futures contracts whether or not it owns them.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When a Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The SEC is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100%
of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_|   Purchasing Puts and Calls. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is neither exercised nor sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

|X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised. The Fund might experience losses if it could not close out a position because of an illiquid market for a future or option.

|X|   Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund may not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X|   Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor
(as they may be amended from time to time), and as otherwise set forth in the
Fund's Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

|X|   Temporary Defensive and Interim Investments. The securities the Fund may invest in for temporary defensive purposes include the following:
|_|   short-term municipal securities;
|_|   obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
|_|   corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
|_|   commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
|_|   certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

|X|   Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the
Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the
Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial
Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

|X|   Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the
Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the
Fund would buy for temporary defensive purposes. The Fund can invest in short-term municipal securities for defensive purposes.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

|_|   67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
|_|   more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

|_|   The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to California Municipal Securities.

|_|   The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund may not underwrite securities issued by others, except to the extent that
a Fund may be considered an underwriter within the meaning of the Securities
Act of 1933, as amended, when reselling securities held in its own portfolio.

|_|   The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Non-Diversification of the Fund's Investments. The Fund is "non-diversified"
as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than
Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and
(2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Fund's industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.
As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the Prospectus and this Statement of Additional Information, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of
Additional Information. This is not a fundamental policy. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

|X|   Does the Fund Have Any Other Restrictions That Are Not Fundamental?
The Fund has the additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

|_|   The Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent.  These
policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Fund, the Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner

      Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the
Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund is Managed

Organization and History. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in July 1988.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C. All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustee, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustee meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

            The Board of Trustee has an Audit Committee, a Regulatory &
Oversight Committee and a Governance Committee. Each committee is comprised solely of Trustee who are not "interested persons" under the Investment
Company Act (the "Independent Trustee"). The members of the Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A. Randall, Russell S.
Reynolds, Jr., Joseph M. Wikler and Peter I. Wold. The Audit Committee held 6 meetings during the Fund's fiscal year ended July 31, 2006. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent
Auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustee; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph
M. Wikler. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

            The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Matthew P. Fink, Robert G. Galli, Mary F. Miller, Kenneth A.
Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The Governance Committee
held 9 meetings during the Fund's fiscal year ended July 31, 2006. The
Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the
Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustee, including Independent Trustee for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustee except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Trustees of Oppenheimer
California Municipal Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustee are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals           Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals  Oppenheimer Money Market Fund, Inc.
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series
Oppenheimer California Municipal Fund     Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Arizona Municipal
Oppenheimer Baring China Fund             Fund
                                          Oppenheimer Rochester Maryland Municipal
Oppenheimer Baring Japan Fund             Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Capital Appreciation Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan Municipal
Oppenheimer Developing Markets Fund       Fund
                                          Oppenheimer Rochester Minnesota Municipal
Oppenheimer Discovery Fund                Fund
                                          Oppenheimer Rochester North Carolina
Oppenheimer Dividend Growth Fund          Municipal Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Rochester Ohio Municipal Fund
                                          Oppenheimer Rochester Virginia Municipal
Oppenheimer Emerging Technologies Fund    Fund
Oppenheimer Enterprise Fund               Oppenheimer Select Value Fund
Oppenheimer Global Fund                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund     Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                   Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund     OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company
Fund                                      OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund      Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market
Fund, Inc.                                Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer U.S. Government Trust

      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs.  Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy, Petersen,
Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives, who are
officers of the Fund, hold the same offices with one or more of the other
Board I Funds. As of February 9, 2007 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

            Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

 ------------------------------------------------------------------------------------------
                                   Independent Trustees
 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------
 Name, Position(s)  Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially

 Held with the      Years; Other Trusteeships/Directorships    Beneficially    Owned in
 Fund, Length of    Held; Number of Portfolios in the Fund       Owned in     Supervised
 Service, Age       Complex Currently Overseen                   the Fund       Funds

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

                                                                 As of December 31, 2006

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Brian F. Wruble,   General Partner of Odyssey Partners, L.P.  $0           Over $100,000
 Chairman of the    (hedge fund) (since September 1995);
 Board of Trustees  Director of Special Value Opportunities
 since 2007,        Fund, LLC (registered investment company)
 Trustee since 2005 (since September 2004); Investment
 Age: 63            Advisory Board Member of Zurich Financial
                    Services (insurance) (since October
                    2004); Board of Governing Trustees of The
                    Jackson Laboratory (non-profit) (since
                    August 1990); Trustee of the Institute
                    for Advanced Study (non-profit
                    educational institute) (since May 1992);
                    Special Limited Partner of Odyssey
                    Investment Partners, LLC (private equity
                    investment) (January 1999-September 2004)
                    and Managing Principal (1997- December
                    1998); Trustee of Research Foundation of
                    AIMR (2000-2002) (investment research,
                    non-profit); Governor, Jerome Levy
                    Economics Institute of Bard College
                    (August 1990-September 2001) (economics
                    research); Director of Ray & Berendtson,
                    Inc. (May 2000-April 2002) (executive
                    search firm). Oversees 49 portfolios in
                    the OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Matthew P. Fink,   Trustee of the Committee for Economic      $0           Over $100,000
 Trustee since 2005 Development (policy research foundation)
 Age: 66            (since 2005); Director of ICI Education
                    Foundation (education foundation)
                    (October 1991-August 2006); President of
                    the Investment Company Institute (trade
                    association) (October 1991-June 2004);
                    Director of ICI Mutual Insurance Company
                    (insurance company) (October 1991-June
                    2004). Oversees 49 portfolios in the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Robert G. Galli    A director or trustee of other             $0           Over $100,000
 Trustee since 1993 Oppenheimer funds. Oversees 59 portfolios
 Age: 73            in the OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Phillip A.         Distinguished Presidential Fellow for      $0           $0
 Griffiths,         International Affairs (since 2002) and
 Trustee since 1999 Member (since 1979) of the National
 Age: 68            Academy of Sciences; Council on Foreign
                    Relations (since 2002); Director of GSI
                    Lumonics Inc. (precision medical
                    equipment supplier) (since 2001); Senior
                    Advisor of The Andrew W. Mellon
                    Foundation (since 2001); Chair of Science
                    Initiative Group (since 1999); Member of
                    the American Philosophical Society (since
                    1996); Trustee of Woodward Academy (since
                    1983); Foreign Associate of Third World
                    Academy of Sciences; Director of the
                    Institute for Advanced Study (1991-2004);
                    Director of Bankers Trust New York
                    Corporation (1994-1999); Provost at Duke
                    University (1983-1991). Oversees 49
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Mary F. Miller,    Trustee of the American Symphony           $0           Over $100,000
 Trustee since 2004 Orchestra (not-for-profit) (since October
 Age: 64            1998); and Senior Vice President and

                    General Auditor of American Express

                    Company (financial services company)
                    (July 1998-February 2003). Oversees 49
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Joel W. Motley,    Director of Columbia Equity Financial      $0           Over $100,000

 Trustee since 2002 Corp. (privately-held financial adviser)

 Age: 54            (since 2002); Managing Director of
                    Carmona Motley, Inc. (privately-held
                    financial adviser) (since January 2002);
                    Managing Director of Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser) (January 1998-December 2001);
                    Member of the Finance and Budget
                    Committee of the Council on Foreign
                    Relations, the Investment Committee of
                    the Episcopal Church of America, the
                    Investment Committee and Board of Human
                    Rights Watch and the Investment Committee
                    of Historic Hudson Valley.  Oversees 49
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Kenneth A.         Director of Dominion Resources, Inc.       $0           Over $100,000

 Randall,           (electric utility holding company)

 Trustee since 1984 (February 1972-October 2005); Former
 Age: 79            Director of Prime Retail, Inc. (real
                    estate investment trust), Dominion Energy
                    Inc. (electric power and oil & gas
                    producer), Lumberman's Mutual Casualty
                    Company, American Motorists Insurance
                    Company and American Manufacturers Mutual
                    Insurance Company; Former President and
                    Chief Executive Officer of The Conference
                    Board, Inc. (international economic and
                    business research). Oversees 49
                    portfolios in the OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Russell S.         Chairman of The Directorship Search        $0           $10,001-$50,000
 Reynolds, Jr.,     Group, Inc. (corporate governance

 Trustee since 1989 consulting and executive recruiting)

 Age: 75            (since 1993); Life Trustee of
                    International House (non-profit
                    educational organization); Founder,
                    Chairman and Chief Executive Officer of
                    Russell Reynolds Associates, Inc.
                    (1969-1993); Banker at J.P. Morgan & Co.
                    (1958-1966); 1st Lt. Strategic Air
                    Command, U.S. Air Force (1954-1958).
                    Oversees 49 portfolios in the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Joseph M. Wikler,  Director of the following  medical  device $0           Over $100,000

 Trustee since 2005 companies:   Medintec   (since  1992)  and
 Age: 65            Cathco  (since  1996);  Director  of Lakes

                    Environmental  Association  (since  1996);
                    Member of the Investment  Committee of the
                    Associated  Jewish  Charities of Baltimore
                    (since 1994);  Director of Fortis/Hartford
                    mutual   funds    (1994-December    2001).
                    Oversees    49     portfolios    in    the
                    OppenheimerFunds complex.

 ------------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------------

 Peter I. Wold,     President  of Wold  Oil  Properties,  Inc. $0           Over $100,000
 Trustee since 2005 (oil and gas  exploration  and  production
 Age: 58            company)  (since  1994);  Vice  President,
                    Secretary  and  Treasurer  of  Wold  Trona
                    Company,  Inc.  (soda ash  processing  and
                    production)  (since 1996);  Vice President
                    of Wold Talc Company,  Inc.  (talc mining)
                    (since   1999);    Managing    Member   of
                    Hole-in-the-Wall  Ranch (cattle  ranching)
                    (since  1979);  Director  and  Chairman of
                    the Denver  Branch of the Federal  Reserve
                    Bank  of  Kansas  City  (1993-1999);   and
                    Director    of    PacifiCorp.    (electric
                    utility)    (1995-1999).    Oversees    49
                    portfolios    in   the    OppenheimerFunds
                    complex.

 ------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions  as an officer and  director of the Manager, and as a  shareholder  of its parent  company.  The address of Mr. Murphy is Two
World  Financial  Center,  225 Liberty  Street,  11th Floor,  New York, New York
10281-1008.  Mr. Murphy  serves as Trustee for an indefinite  term, or until his resignation,  retirement, death or removal and as an officer for an annual term, or until his resignation,  retirement,  death or removal. Interested Trustee and
Officer

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5     Dollar      Aggregate
                                                                           Dollar Range
                                                                Range of     Of Shares
                                                                 Shares    Beneficially

Held with Fund,    Years; Other Trusteeships/Directorships     Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund       Owned in    Supervised
Service, Age       Complex Currently Overseen                   the Fund       Funds

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                                                As of December 31, 2006

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and       $0          Over $100,000
President and      Director (since June 2001) and President
Principal          (since September 2000) of the Manager;
Executive Officer  President and a director or trustee of
since 2001 and     other Oppenheimer funds; President and
Trustee since 2001 Director of Oppenheimer Acquisition Corp.
Age: 57            ("OAC") (the Manager's parent holding

                   company) and of Oppenheimer Partnership
                   Holdings, Inc. (holding company subsidiary
                   of the Manager) (since July 2001);
                   Director of OppenheimerFunds Distributor,
                   Inc. (subsidiary of the Manager) (since
                   November 2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of the
                   Manager) (since July 2001); President and
                   Director of OppenheimerFunds Legacy
                   Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of the
                   Manager: OFI Institutional Asset
                   Management, Inc., Centennial Asset
                   Management Corporation, Trinity Investment
                   Management Corporation and Tremont Capital
                   Management, Inc. (since November 2001),
                   HarbourView Asset Management Corporation
                   and OFI Private Investments, Inc. (since
                   July 2001); President (since November 1,
                   2001) and Director (since July 2001) of
                   Oppenheimer Real Asset Management, Inc.;
                   Executive Vice President of Massachusetts
                   Mutual Life Insurance Company (OAC's
                   parent company) (since February 1997);
                   Director of DLB Acquisition Corporation
                   (holding company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of the
                   Manager (September 2000-June 2001);
                   President and Trustee of MML Series
                   Investment Fund and MassMutual Select
                   Funds (open-end investment companies)
                   (November 1999-November 2001); Director of
                   C.M. Life Insurance Company (September
                   1999-August 2000); President, Chief
                   Executive Officer and Director of MML Bay
                   State Life Insurance Company (September
                   1999-August 2000); Director of Emerald
                   Isle Bancorp and Hibernia Savings Bank
                   (wholly-owned subsidiary of Emerald Isle
                   Bancorp) (June 1989-June 1998). Oversees
                   96 portfolios in the OppenheimerFunds
                   complex.
-----------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008, for Messrs. Petersen, Szilagyi, Vandehey and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.
Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                      Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,        Senior Vice President of the Manager since January 1996;
Vice President and Senior  an officer of 18 portfolios in the OppenheimerFunds
Portfolio Manager since    complex.
2002
Age: 57
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Daniel G. Loughran,        Vice President of the Manager since April 2001; An
Vice President since       officer 18 portfolios in the OppenheimerFunds complex.
October 2005 and
Portfolio Manager since
2002
Age: 42
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott S. Cottier,          Vice President of the Manager since 2002; portfolio
Vice President since       manager and trader at Victory Capital Management
October 2005 and Senior    (1999-2002); an officer of 18 portfolios in the
Portfolio Manager since    OppenheimerFunds complex.

2002
Age: 34
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy E. Willis,            Vice President of the Manager since 2005; Associate
Vice President since       Portfolio Manager of the Manager since 2003; corporate
October 2005 and           attorney for Southern Resource Group (1999-2003); an
Portfolio Manager since    officer of 18 portfolios in the OppenheimerFunds complex.

2003
Age: 33
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,          Senior Vice President and Chief Compliance Officer of
Vice President and Chief   the Manager (since March 2004); Vice President of
Compliance Officer since   OppenheimerFunds Distributor, Inc., Centennial Asset
2004                       Management Corporation and Shareholder Services, Inc.
Age: 56                    (since June 1983). Former Vice President and Director of
                           Internal Audit of the Manager (1997-February 2004). An
                           officer of 91 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,           Senior Vice President and Treasurer of the Manager
Treasurer and Principal    (since March 1999); Treasurer of the following:

Financial & Accounting     HarbourView Asset Management Corporation, Shareholder
Officer since 2004         Financial Services, Inc., Shareholder Services, Inc.,
Age: 46                    Oppenheimer Real Asset Management Corporation, and
                           Oppenheimer Partnership Holdings, Inc. (since March
                           1999), OFI Private Investments, Inc. (since March 2000),
                           OppenheimerFunds International Ltd. (since May 2000),
                           OppenheimerFunds plc (since May 2000), OFI Institutional
                           Asset Management, Inc. (since November 2000), and
                           OppenheimerFunds Legacy Program (charitable trust
                           program established by the Manager) (since June 2003);
                           Treasurer and Chief Financial Officer of OFI Trust
                           Company (trust company subsidiary of the Manager) (since
                           May 2000); Assistant Treasurer of the following: OAC
                           (since March 1999),Centennial Asset Management
                           Corporation (March 1999-October 2003) and
                           OppenheimerFunds Legacy Program (April 2000-June 2003);
                           Principal and Chief Operating Officer of Bankers Trust
                           Company-Mutual Fund Services Division (March 1995-March
                           1999). An officer of 96 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,            Assistant Vice President of the Manager (since August
Assistant Treasurer since  2002); Manager/Financial Product Accounting of the
2004                       Manager (November 1998-July 2002). An officer of 96
Age: 36                    portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian C. Szilagyi,         Assistant Vice President of the Manager (since July
Assistant Treasurer since  2004); Director of Financial Reporting and Compliance of
2005                       First Data Corporation (April 2003-July 2004); Manager
Age: 36                    of Compliance of Berger Financial Group LLC (May

                           2001-March 2003); Director of Mutual Fund Operations at
                           American Data Services, Inc. (September 2000-May 2001).
                           An officer of 96 portfolios in the OppenheimerFunds
                           complex

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,            Executive Vice President (since January 2004) and
Secretary since 2001       General Counsel (since March 2002) of the Manager;
Age: 58                    General Counsel and Director of the Distributor (since
                           December 2001); General Counsel of Centennial Asset
                           Management Corporation (since December 2001); Senior
                           Vice President and General Counsel of HarbourView Asset
                           Management Corporation (since December 2001); Secretary
                           and General Counsel of OAC (since November 2001);
                           Assistant Secretary (since September 1997) and Director
                           (since November 2001) of OppenheimerFunds International
                           Ltd. and OppenheimerFunds plc; Vice President and
                           Director of Oppenheimer Partnership Holdings, Inc.
                           (since December 2002); Director of Oppenheimer Real
                           Asset Management, Inc. (since November 2001); Senior
                           Vice President, General Counsel and Director of
                           Shareholder Financial Services, Inc. and Shareholder
                           Services, Inc. (since December 2001); Senior Vice
                           President, General Counsel and Director of OFI Private
                           Investments, Inc. and OFI Trust Company (since November
                           2001); Vice President of OppenheimerFunds Legacy Program
                           (since June 2003); Senior Vice President and General
                           Counsel of OFI Institutional Asset Management, Inc.
                           (since November 2001); Director of OppenheimerFunds
                           (Asia) Limited (since December 2003); Senior Vice
                           President (May 1985-December 2003), Acting General
                           Counsel (November 2001-February 2002) and Associate
                           General Counsel (May 1981-October 2001) of the Manager;
                           Assistant Secretary of the following: Shareholder
                           Services, Inc. (May 1985-November 2001), Shareholder
                           Financial Services, Inc. (November 1989-November 2001),
                           and OppenheimerFunds International Ltd. (September
                           1997-November 2001). An officer of 96 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,          Vice President (since June 1998) and Senior Counsel and
Assistant Secretary since  Assistant Secretary (since October 2003) of the Manager;
2001                       Vice President (since 1999) and Assistant Secretary
Age: 41                    (since October 2003) of the Distributor; Assistant
                           Secretary of Centennial Asset Management Corporation
                           (since October 2003); Vice President and Assistant
                           Secretary of Shareholder Services, Inc. (since 1999);
                           Assistant Secretary of OppenheimerFunds Legacy Program
                           and Shareholder Financial Services, Inc. (since December
                           2001); Assistant Counsel of the Manager (August
                           1994-October 2003). An officer of 96 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,         Vice President and Associate Counsel of the Manager
Assistant Secretary since  (since May 2004); First Vice President (April 2001-April
2004                       2004), Associate General Counsel (December 2000-April
Age: 38                    2004), Corporate Vice President (May 1999-April 2001)

                           and Assistant General Counsel (May 1999-December 2000)
                           of UBS Financial Services Inc. (formerly, PaineWebber
                           Incorporated). An officer of 96 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip S. Gillespie,      Senior Vice President and Deputy General Counsel of the
Assistant Secretary since  Manager (since September 2004); Mr. Gillespie held the
2004                       following positions at Merrill Lynch Investment
Age: 42                    Management: First Vice President (2001-September 2004);

                           Director (2000-September 2004) and Vice President
                           (1998-2000). An officer of 96portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|   Remuneration of the Officers and Trustees. The officers and interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
(if applicable), with respect to the Fund's fiscal year ended July 31, 2006.
The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee, (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2006.

--------------------------------------------------------------------------------------

Name and Other Fund      Aggregate      Retirement      Estimated         Total
                       Compensation      Benefits         Annual       Compensation
Position(s) (as          From the    Accrued as Part  Benefits Upon   From the Fund
applicable)               Fund(1)    of Fund Expenses Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                        Fiscal year ended July 31,                     Year ended
                                   2006                             December 31, 2006

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(3)        $1,463          $527       $49,899((4))      $241,260(5)

Chairman of the Board
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter(6)    $2,891(7)       $1,111        $103,146         $173,700

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                          $1,843          $614          $9,646          $113,472
Matthew P. Fink
Proxy Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                          $2,152         $3,426      $107,096((8))    $264,812((9))
Robert G. Galli
Regulatory &
Oversight Committee
Chairman

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths   $2,509((10))      $1,788         $42,876         $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller

Audit Committee

Member and Proxy          $1,777          $922          $11,216         $106,792
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       $2,509((11))       $784          $27,099         $150,760
Joel W. Motley
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall        $2,231       None((12))       $91,953         $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,      $1,833         $1,883         $72,817         $110,120
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler(13)   $1,549(1(4))      $3,015         $26,121        $99,080(11)
Audit Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold(13)         $1,549         $1,798         $26,121          $99,080
Governance Committee
Member

--------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.

2.    "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Trustees."
Mr. Wruble was appointed as Trustee of the Board I Funds on October 10, 2005
   and became Chairman of the Board  I Funds on January 1, 2007.
1.    Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr. Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
5.    Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
6.    Mr. Yeutter retired as Chairman of the Board of Trustees of the Board I
   Funds effective December 31, 2006.
7.    Includes $723 deferred by Mr. Yeutter under the "Compensation Deferral
   Plan" described below.
8.    Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
9.    Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not
   Board I Funds.
10.   Includes $2,509 deferred by Mr. Griffiths under the "Compensation
   Deferral Plan" described below.
11.   Includes $1,007 deferred by Mr. Motley under the "Compensation Deferral
   Plan" described below.
12.   Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
13.   Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds, including the Fund as of August 17, 2005. They had served as Board members of 10 other Board I Funds prior to that date.
14.   Includes $737 deferred by Mr. Wikler under the "Compensation Deferral
   Plan" described below.

Retirement Plan for Trustees. The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date").  Retirees as of the Freeze Date will continue to receive benefits under the previous terms of the Plan.  Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing Board Member") may elect to have his frozen benefit (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

      Compensation Deferral Plan. The Board of Trustees has adopted a
Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

|X|   Major Shareholders. As of February 9, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5%
or more of any class of the Fund's outstanding shares:

      Citigroup Global Markets Inc., Attn Cindy Tempesta, 7th Floor, 333 West
      34th Street, New York, NY 10001-2483, which owned 13,950,102.448 Class
      A shares (representing approximately 10.02% of the Fund's then outstanding Class A shares), 1,231,109.564 Class B shares (representing approximately 21.02% of the Fund's then outstanding Class B shares) and
      3,787,029.204 Class C shares (representing approximately 12.30% of the
      Fund's then outstanding Class C shares).

      Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
      Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
      32246-6484, which owned 8,656,615.578 Class A shares (representing approximately 6.22% of the Fund's then outstanding Class A shares),
      603,226.166 Class B shares (representing approximately 10.30% of the
      Fund's then outstanding Class B shares) and 6,009,272.701 Class C shares (representing approximately 19.53% of the Fund's then outstanding Class C shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the
Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors or trustees.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

--------------------------------------------------------------------------------
Fiscal Year ended 7/31                Management Fees Paid to the Manager
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2004                                 $2,821,557
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2005                                 $3,115,304
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2006                                 $5,242,692
--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott
Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella  (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

     Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry, Franz and
Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the
Portfolio Managers as of July 31, 2006.  No account has a performance-based advisory fee:

   -------------------------------------------------------------------------------
   Portfolio Manager RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
                      Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Ronald H.           13                  None      None       None    None
    Fielding                     $24,764.01
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Daniel G.           13                  None      None       None    None
    Loughran                     $24,764.01
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Scott Cottier       13                  None      None       None    None
                                 $24,764.01
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Troy Willis         13                  None      None       None    None
                                 $24,764.01
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Mark DeMitry        13                  None      None       None    None
                                 $24,764.01
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Marcus Franz        13                  None      None       None    None
                                 $24,764.01
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------
    Michael             13                  None      None       None    None
    Camarella                    $24,764.01
   -------------------------------------------------------------------------------
       1.  In millions.
      2.  Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
July 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper - California Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

      Ownership of Fund Shares.  As of July 31, 2006, the Portfolio
Managers did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.
Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, the Fund would incur a brokerage commission.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset sizes and other factors, including the funds'
cash flow requirements, investment policies and guidelines and capacity.
      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended July 31, 2004, 2005 and 2006, the Fund executed no transactions and paid no commissions to firms that provide research services.

----------------------------------------------------------------
Fiscal Year Ended 7/31 Total Brokerage Commissions Paid by the
                                       Fund(1)
----------------------------------------------------------------
----------------------------------------------------------------
         2004                             $0
----------------------------------------------------------------
----------------------------------------------------------------
         2005                             $0
----------------------------------------------------------------
----------------------------------------------------------------
         2006                             $0
----------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal amounts on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

-------------------------------------------------------------------------------
Fiscal    Aggregate    Class A       Concessions    Concessions  Concessions
          Front-End    Front-End
Year      Sales        Sales         on Class A     on Class B   on Class C
Ended     Charges      Charges       Shares         Shares       Shares
7/31:     on Class A   Retained by   Advanced by    Advanced by  Advanced by
          Shares       Distributor(1)Distributor(2) Distributor(2Distributor(2)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2004      $777,423     $167,669       $33,892       $153,000      $95,876
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2005     $2,882,694    $565,644       $242,662      $349,059     $467,268
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2006     $8,693,490   $1,327,559      $981,366      $683,064    $1,634,524
-------------------------------------------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal Year  Class A Contingent    Class B Contingent    Class C Contingent
             Deferred Sales        Deferred Sales        Deferred Sales
             Charges Retained by   Charges Retained by   Charges Retained by
Ended 7/31:  Distributor           Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2004            $12,704              $311,082               $12,774
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2005            $16,065              $127,684               $12,567
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2006            $14,844              $124,510              $108,011
-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 2006 payments under the Class A plan totaled $2,183,937, all of which all was paid by the Distributor to recipients, and included $52,297 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor may not carry the excess over to subsequent fiscal years. If the
Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

---------------------------------------------------------------------------------
Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended
                                    7/31/06
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan     $616,055     $486,153(1)       $2,610,903           4.05%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan    $1,489,740    $996,898(2)       $3,346,765           1.44%
---------------------------------------------------------------------------------
1.    Includes  $10,386  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $11,299  paid  to an  affiliate  of the  Distributor's  parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o.....Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)(6) -1]
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

   The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------
            The Fund's Yields for the 30-Day Periods Ended 07/31/06
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of      Dividend Yield      Standardized Yield     Tax-Equivalent Yield
                                                           (41.05%Combined
                                                          Federal/ State Tax
Shares                                                         Bracket)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A      5.16%      4.91%      4.57%      4.35%       7.75%        7.38%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B      4.44%       N/A       3.80%       N/A        6.45%         N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C      4.46%       N/A       3.80%       N/A        6.45%         N/A
--------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD l/n       Distributions)
 P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

            - 1  = Average Annual Total Return (After Taxes on Distributions
ATVDR l/n        and Redemptions)
 P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------
              The Fund's Total Returns for the Periods Ended 7/31/06
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class of  Cumulative Total               Average Annual Total Returns
               Returns
            (10 Years or
           life-of-class,
Shares        if less)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                 1-Year            5-Years           10-Years
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class      79.11%   88.04%   -0.24%    4.74%    6.40%    7.44%    6.00%    6.52%
A(1)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class      79.97%   79.97%   -1.13%    3.83%    6.29%    6.60%    6.05%    6.05%
B(2)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class      74.07%   74.07%    2.86%    3.85%    6.59%    6.59%    5.70%    5.70%
C(3)
-----------------------------------------------------------------------------------
1. Inception of Class A:      11/03/88
2. Inception of Class B:      05/03/93
3. Inception of Class C:      11/01/95

---------------------------------------------------------------------------
   Average Annual Total Returns for Class A Shares (After Sales Charge)
                      For the Periods Ended 7/31/06
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                1-Year         5-Years        10-Years
---------------------------------------------------------------------------
---------------------------------------------------------------------------
After Taxes on Distributions    -0.24%          6.40%           5.98%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
After Taxes on                   1.65%          6.27%           5.89%
Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sectors. The Fund is ranked among the municipal California long category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

      When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the
Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

    Oppenheimer Absolute Return Fund        Oppenheimer MidCap Fund
    Oppenheimer AMT-Free Municipals         Oppenheimer New Jersey Municipal Fund
    Oppenheimer AMT-Free New York
    Municipals                              Oppenheimer Pennsylvania Municipal Fund
    Oppenheimer Balanced Fund               Oppenheimer Portfolio Series:
    Oppenheimer Baring China Fund             Active Allocation Fund
    Oppenheimer Baring Japan Fund             Conservative Investor Fund
    Oppenheimer Core Bond Fund                Equity Investor Fund
    Oppenheimer California Municipal Fund     Moderate Investor Fund
                                             Oppenheimer Principal Protected Main
    Oppenheimer Capital Appreciation Fund   Street Fund
                                             Oppenheimer Principal Protected Main
    Oppenheimer Capital Income Fund         Street Fund II
                                             Oppenheimer Principal Protected Main
    Oppenheimer Champion Income Fund        Street Fund III
    Oppenheimer Commodity Strategy Total
    Return Fund                              Oppenheimer Quest Balanced Fund
                                             Oppenheimer Quest Capital Value Fund,
    Oppenheimer Convertible Securities Fund Inc.
                                             Oppenheimer Quest International Value
    Oppenheimer Discovery Fund              Fund, Inc.
                                             Oppenheimer Quest Opportunity Value
    Oppenheimer Dividend Growth Fund        Fund
    Oppenheimer Emerging Growth Fund         Oppenheimer Quest Value Fund, Inc.
    Oppenheimer Emerging Technologies Fund   Oppenheimer Real Estate Fund
                                             Oppenheimer Rochester Arizona
    Oppenheimer Enterprise Fund             Municipal Fund
                                             Oppenheimer Rochester Maryland
    Oppenheimer Equity Fund, Inc.           Municipal Fund
                                             Oppenheimer Rochester Massachusetts
    Oppenheimer Global Fund                 Municipal Fund
                                             Oppenheimer Rochester Michigan
    Oppenheimer Global Opportunities Fund   Municipal Fund
    Oppenheimer Gold & Special Minerals      Oppenheimer Rochester Minnesota
    Fund                                    Municipal Fund
                                             Oppenheimer Rochester National
    Oppenheimer Growth Fund                 Municipals
                                             Oppenheimer Rochester North Carolina
    Oppenheimer International Bond Fund     Municipal Fund
    Oppenheimer International Diversified    Oppenheimer Rochester Ohio Municipal
    Fund                                    Fund
                                             Oppenheimer Rochester Virginia
    Oppenheimer International Growth Fund   Municipal Fund
    Oppenheimer International Small
    Company Fund                             Oppenheimer Select Value Fund
    Oppenheimer International Value Fund     Oppenheimer Senior Floating Rate Fund
    Oppenheimer Limited Term California      Oppenheimer Small- & Mid- Cap Value
    Municipal Fund                          Fund
    Oppenheimer Limited-Term Government
    Fund                                     Oppenheimer Strategic Income Fund
    Oppenheimer Limited Term Municipal Fund  Oppenheimer U.S. Government Trust
    Oppenheimer Main Street Fund             Oppenheimer Value Fund
    Oppenheimer Main Street Opportunity
    Fund                                     Limited-Term New York Municipal Fund
    Oppenheimer Main Street Small Cap Fund   Rochester Fund Municipals
                                             Life Cycle Funds
                                              Oppenheimer Transition 2010 Fund
                                              Oppenheimer Transition 2015 Fund
                                              Oppenheimer Transition 2020 Fund
                                              Oppenheimer Transition 2030 Fund
    And the following money market funds:
    Oppenheimer Cash Reserves                Centennial Government Trust
    Oppenheimer Money Market Fund, Inc.      Centennial Money Market Trust
    Oppenheimer Institutional Money Market
    Fund                                     Centennial New York Tax Exempt Trust
    Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that  applies to your  purchases  of Class A shares if you  purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month  period.  The total amount of your  purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.  Class A shares of Oppenheimer
Money Market Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased,  will not be counted towards satisfying the purchases specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds  during a 13-month  period (the
"Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the  aggregate  amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains  distributions  and purchases made at net asset value
(i.e.  without a sales charge) do not count toward  satisfying the amount of the
Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the  Prospectus,  this SAI and the application used for a Letter.  If those terms are amended,  as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

          |X| Terms of Escrow That Apply to Letters of Intent.

     1.   Out of the initial  purchase (or  subsequent  purchases if  necessary)
          made pursuant to a Letter,  shares of the Fund equal in value up to 5%
          of the intended  purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000,  the escrow shall be shares valued in the amount of
          $2,500  (computed  at  the  offering  price  adjusted  for  a  $50,000 purchase).  Any  dividends  and  capital  gains  distributions  on the escrowed shares will be credited to the investor's account.

     2.   If  the  total  minimum  investment  specified  under  the  Letter  is completed within the 13-month Letter period,  the escrowed shares will be promptly released to the investor.

     3.   If, at the end of the  13-month  Letter  period  the  total  purchases pursuant  to the Letter  are less than the  intended  purchase  amount specified in the Letter, the investor must remit to the Distributor an amount  equal to the  difference  between  the dollar  amount of sales charges actually paid and the amount of sales charges which would have been  paid if the  total  amount  purchased  had been made at a single time.  That sales charge  adjustment will apply to any shares redeemed prior to the  completion  of the Letter.  If the  difference  in sales charges  is not paid  within  twenty  days  after a  request  from the
          Distributor or the dealer,  the Distributor will, within sixty days of the  expiration  of the Letter,  redeem the number of escrowed  shares necessary  to  realize  such  difference  in sales  charges.  Full and fractional  shares  remaining  after such  redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge,  the sales charge will be withheld from the redemption proceeds.

     4.   By signing  the  Letter,  the  investor  irrevocably  constitutes  and appoints  the Transfer  Agent as  attorney-in-fact  to  surrender  for redemption any or all escrowed shares.

     5.   The shares  eligible for purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

          (a)  Class A shares sold with a front-end sales charge or subject to a
               Class A contingent deferred sales charge,

          (b)  Class B and Class C shares of other  Oppenheimer  funds  acquired subject to a contingent deferred sales charge, and

          (c)  Class A, Class B or Class C shares acquired by exchange of either
               (1)  Class A shares of one of the other  Oppenheimer  funds  that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
               Oppenheimer  funds that were  acquired  subject  to a  contingent deferred sales charge.

     6.   Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income attributable to Class B or
Class C shares and the  dividends  payable on Class B or Class C shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those  expenses include the asset-based sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B or Class C shares may not be purchased  by a new investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.  Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
     o    A fund account whose shares were acquired after  September 30th of the prior year;
     o    A fund  account  that has a balance  below  $500 due to the  automatic conversion of shares from Class B to Class A shares. However, once all
          Class B shares  held in the  account  have been  converted  to Class A shares  the new  account  balance  may become  subject to the  Minimum
          Balance Fee;
     o    Accounts of shareholders  who elect to access their account  documents electronically via eDoc Direct;
     o    A fund  account that has only  certificated  shares and, has a balance below $500 and is being escheated;
     o    Accounts of  shareholders  that are held by  broker-dealers  under the
          NSCC Fund/SERV system;
     o    Accounts held under the  Oppenheimer  Legacy  Program  and/or  holding certain Oppenheimer Variable Account Funds;
     o    Omnibus  accounts  holding shares pursuant to the Pinnacle,  Ascender,
          Custom Plus,  Recordkeeper  Pro and Pension  Alliance  Retirement Plan
          programs; and
     o    A fund account that falls below the $500 minimum  solely due to market fluctuations  within the 12-month period preceding the date the fee is deducted.  . To  access  account  documents  electronically  via eDocs
          Direct,   please   visit  the   Service   Center  on  our  website  at
          www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.
     o    The Fund  reserves  the  authority  to modify Fund Account Fees in its discretion.

Determination  of Net Asset  Values Per Share.  The net asset value per share of each class of shares of the Fund is  determined  as of the close of  business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class that are  outstanding.  The NYSE  normally  closes at 4:00
p.m.,  Eastern time,  but may close earlier on some other days (for example,  in case of weather  emergencies  or on days  falling  before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual announcement  regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

     Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     Securities  Valuation.   The  Fund's  Board  of  Trustees  has  established
procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

o    Long-term debt securities having a remaining  maturity in excess of 60 days are  valued  based  on the  mean  between  the  "bid"  and  "asked"  prices determined by a portfolio  pricing service  approved by the Fund's Board of
     Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

o    The  following  securities  are  valued at the mean  between  the "bid" and
     "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

     (1)  debt  instruments  that  have a  maturity  of more  than 397 days when issued,

     (2)  debt  instruments  that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3)  non-money  market debt  instruments that had a maturity of 397 days or less when  issued and which have a  remaining  maturity  of 60 days or less.

o    The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:

     (1)  money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days when  issued  that have a  remaining maturity of 60 days or less, and

     (2)  debt  instruments  held by a money  market  fund that have a remaining maturity of 397 days or less.

o    Securities (including restricted  securities) not having  readily-available market  quotations  are valued at fair value  determined  under the Board's procedures. If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between the "bid" and
     "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on which  they are  traded  or on
NASDAQ(R),  as applicable,  as determined by a pricing  service  approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the closing "bid" and "asked" prices on the principal  exchange or on  NASDAQ(R)on  the valuation  date. If not, the value shall be the closing bid price on the principal  exchange or on  NASDAQ(R)on  the valuation  date. If the put,  call or future is not traded on an exchange or on  NASDAQ(R),  it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no
"asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

  How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

     (1)  for  individual  accounts,  represents  that  they are the  registered owner(s) of the shares of the Fund in that account;

     (2)  for  accounts  for  corporations,   partnerships,   trusts  and  other
          entities,  represents  that  they  are an  officer,  general  partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

     (3)  authorizes the Fund, its Transfer Agent and any bank through which the
          Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

     (4)  specifically  acknowledges  that if they choose to permit checks to be honored if there is a single  signature on checks drawn  against joint accounts, or accounts for corporations,  partnerships, trusts or other entities,  the  signature  of any one  signatory  on a  check  will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one  person  or more  than one  authorized  signature  appears  on the
          Checkwriting card or the application, as applicable;

     (5)  understands  that the  Checkwriting  privilege  may be  terminated  or amended at any time by the Fund and/or the Fund's bank; and

     (6)  acknowledges and agrees that neither the Fund nor its bank shall incur any  liability  for that  amendment  or  termination  of  checkwriting privileges or for redeeming shares to pay checks  reasonably  believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:

o    Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or

o    Class B shares that were subject to the Class B contingent  deferred  sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board of Trustees  will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix C to this SAI).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class)  of  other  Oppenheimer  funds  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

     Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

  How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

The following funds only offer Class A shares:

  Centennial California Tax Exempt Trust     Centennial New York Tax Exempt Trust
  Centennial Government Trust                Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                          Street Fund II
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer California Municipal Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund      Oppenheimer Rochester Michigan
                                          Municipal Fund
Oppenheimer Limited Term California       Oppenheimer Rochester National
Municipal Fund                            Municipals
Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Ohio Municipal
                                          Fund
Oppenheimer Money Market Fund, Inc.       Rochester Fund Municipals

   The following funds do not offer Class Y shares:

Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                         Street Fund
Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                         Street Fund II
Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                         Street Fund III
Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                         Fund, Inc.
Oppenheimer Capital Income Fund          Oppenheimer Rochester Michigan Municipal
                                         Fund
Oppenheimer Cash Reserves                Oppenheimer Rochester National Municipals
Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Arizona Municipal
                                         Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester Maryland Municipal
                                         Fund
Oppenheimer Limited Term California      Oppenheimer Rochester Massachusetts
Municipal Fund                           Municipal Fund
Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Michigan Municipal
                                         Fund
Oppenheimer New Jersey Municipal Fund    Oppenheimer Rochester National Municipals
Oppenheimer Pennsylvania Municipal Fund  Oppenheimer Rochester North Carolina
                                         Municipal Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies.  The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the
Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

     To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

      Excise Tax on Regulated Investment Companies.  Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from
November 1 of the prior year through October 31 of the current year.  If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet these requirements.  To meet these requirements in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.  The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the Fund's income will be tax-exempt.

      Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the
Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year
(or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

      Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

      A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

      In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.
Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

      Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

      Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

       (1)  certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.s. government, its agencies and instrumentalities);

       (2)  income from securities loans;

       (3)  income or gains from options or futures;

       (4)  any net short-term capital gain; and

       (5)  any market discount accrual on tax-exempt bonds.

      Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the
Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      State  Tax  Treatment.  In any year in which  the  Fund  qualifies  as a regulated  investment  company under the Internal  Revenue Code, the Fund will also be exempt from California  corporate  income and franchise taxes. It will also be qualified under  California law to pay exempt interest  dividends that will be exempt from California  personal income tax. That exemption applies to the extent  that the Fund's  distributions  are  attributable  to  interest on
California  municipal  securities  and  qualifying  obligations  of the United
States  government,  if at least 50% of the Fund's assets are invested in such obligations at the close of each quarter in its tax year.  Distributions  from the Fund  attributable to income from sources other than California  municipal securities  and U.S.  government  obligations  will  generally  be  subject to
California income tax as ordinary income.

      Distributions  by  the  Fund  from  investment   income  and  long-  and
short-term  capital gains will generally not be excludable from taxable income in determining  California corporate franchise tax or income tax for corporate
shareholders  of  the  Fund.  Additionally,   certain  distributions  paid  to
corporate  shareholders of the Fund may be includable in income subject to the
California alternative minimum tax.

      Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

      Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

      Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

      Dividend Reinvestment in Another Fund.  Shareholders of the Fund may
elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the
Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that und and an application from the Distributor to establish an account.  Dividends and/or distributions from shares of certain other
Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Fund. They audit the
Fund's financial statements and perform other related audit services. They also act as an independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

                   61 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2006, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer California Municipal Fund as of July 31, 2006, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

      As discussed in Note 9, the Fund has restated its financial statements and financial highlights as of and for the year ended July 31, 2006.

KPMG LLP

Denver, Colorado
September 14, 2006 (Except for Notes 3 and 9, for which the date is February 20,
2007)

                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2006
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                           VALUE
         AMOUNT                                                             COUPON        MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--113.8%
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--104.7%
$     3,025,000   ABAG Finance Authority for NonProfit Corporations
                  (Channing House)                                           5.500%     02/15/2029   $ 3,122,193
----------------------------------------------------------------------------------------------------------------
      1,660,000   ABAG Finance Authority for NonProfit Corporations
                  (S.F. Rincon Hill)                                         5.250      09/01/2036     1,665,727
----------------------------------------------------------------------------------------------------------------
      1,000,000   ABAG Finance Authority for NonProfit Corporations
                  (Schools of Sacred Heart)                                  6.450      06/01/2030     1,058,380
----------------------------------------------------------------------------------------------------------------
         90,000   ABAG Finance Authority for NonProfit
                  Corporations COP                                           6.000      08/15/2020        91,018
----------------------------------------------------------------------------------------------------------------
        450,000   ABAG Finance Authority for NonProfit Corporations
                  COP (American Baptist Homes of the West)                   5.750      10/01/2017       452,502
----------------------------------------------------------------------------------------------------------------
        450,000   ABAG Finance Authority for NonProfit Corporations
                  COP (Lytton Gardens)                                       6.000      02/15/2019       465,242
----------------------------------------------------------------------------------------------------------------
        440,000   ABAG Finance Authority for NonProfit  Corporations
                  COP (O'Connor Woods)                                       6.200      11/01/2029       470,906
----------------------------------------------------------------------------------------------------------------
      4,300,000   ABAG Finance Authority for NonProfit Corporations
                  COP (Redwood Senior Homes & Services)                      6.125      11/15/2032     4,609,858
----------------------------------------------------------------------------------------------------------------
        180,000   ABAG Improvement Bond Act 1915 (Windmere Ranch)            6.150      09/02/2029       188,255
----------------------------------------------------------------------------------------------------------------
      2,675,000   Adelanto Elementary School District Community
                  Facilities District No. 1                                  5.250      09/01/2026     2,669,944
----------------------------------------------------------------------------------------------------------------
      7,310,000   Adelanto Elementary School District Community
                  Facilities District No. 1                                  5.350      09/01/2036     7,321,550
----------------------------------------------------------------------------------------------------------------
      1,145,000   Adelanto Elementary School District Community
                  Facilities District No. 1                                  5.400      09/01/2036     1,150,977
----------------------------------------------------------------------------------------------------------------
         55,000   Adelanto Improvement Agency, Series B                      5.500      12/01/2023        55,309
----------------------------------------------------------------------------------------------------------------
         50,000   Adelanto Public Financing Authority                        6.300      09/01/2028        50,595
----------------------------------------------------------------------------------------------------------------
         50,000   Affordable Hsg. Agency (Merced County Hsg.Authority)       6.000      01/01/2023        52,672
----------------------------------------------------------------------------------------------------------------
      5,295,000   Agua Mansa Industrial Growth Assoc. Special Tax            6.500      09/01/2033     5,578,283
----------------------------------------------------------------------------------------------------------------
      1,500,000   Alameda COP 1                                              5.750      12/01/2021     1,539,480
----------------------------------------------------------------------------------------------------------------
        200,000   Alameda Public Financing Authority                         5.450      09/02/2014       204,148
----------------------------------------------------------------------------------------------------------------
      4,000,000   Anaheim Public Financing Authority RITES 2                 9.120 3    12/28/2018     4,438,200
----------------------------------------------------------------------------------------------------------------
         25,000   Arcadia Hospital (Methodist Hospital of Southern CA)       6.625      11/15/2022        25,039
----------------------------------------------------------------------------------------------------------------
        500,000   Arvin Community Redevel. Agency                            5.000      09/01/2025       497,240
----------------------------------------------------------------------------------------------------------------
      2,435,000   Arvin Community Redevel. Agency                            5.125      09/01/2035     2,387,980
----------------------------------------------------------------------------------------------------------------
      2,025,000   Aztec Shops Auxiliary Organization
                  (San Diego State University)                               6.000      09/01/2031     2,125,744
----------------------------------------------------------------------------------------------------------------
      2,500,000   Azusa Special Tax Community Facilities District
                  (Mountain Cove)                                            6.000      09/01/2032     2,602,375
----------------------------------------------------------------------------------------------------------------
        615,000   Bakersfield Improvement Bond Act 1915                      5.350      09/02/2022       623,026
----------------------------------------------------------------------------------------------------------------
      2,310,000   Bakersfield Improvement Bond Act 1915                      5.400      09/02/2025     2,319,309
----------------------------------------------------------------------------------------------------------------
      3,700,000   Beaumont Financing Authority, Series A                     5.350      09/01/2036     3,710,656
----------------------------------------------------------------------------------------------------------------
      1,500,000   Beaumont Financing Authority, Series A                     5.750      09/01/2034     1,561,050

                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                           VALUE
         AMOUNT                                                             COUPON        MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,000,000   Beaumont Financing Authority, Series B                     5.350%     09/01/2028   $ 1,030,240
----------------------------------------------------------------------------------------------------------------
      1,490,000   Beaumont Financing Authority, Series B                     5.400      09/01/2035     1,521,946
----------------------------------------------------------------------------------------------------------------
      5,000,000   Beaumont Financing Authority, Series B                     6.000      09/01/2034     5,295,700
----------------------------------------------------------------------------------------------------------------
      1,500,000   Beaumont Financing Authority, Series B                     6.000      09/01/2034     1,596,195
----------------------------------------------------------------------------------------------------------------
      2,340,000   Beaumont Financing Authority, Series C                     5.500      09/01/2035     2,377,253
----------------------------------------------------------------------------------------------------------------
      2,875,000   Beaumont Financing Authority, Series D                     5.800      09/01/2035     3,000,868
----------------------------------------------------------------------------------------------------------------
        490,000   Berkeley GO                                                5.625      09/01/2027       498,497
----------------------------------------------------------------------------------------------------------------
        500,000   Blythe Community Facilities District Special Tax
                  (Hidden Beaches)                                           5.300      09/01/2035       503,940
----------------------------------------------------------------------------------------------------------------
         30,000   Blythe Redevel. Agency
                  (Redevel. Project No. 1 Tax Allocation)                    5.650      05/01/2029        31,123
----------------------------------------------------------------------------------------------------------------
      1,500,000   Brentwood Infrastructure Financing Authority 4             5.200      09/02/2036     1,505,580
----------------------------------------------------------------------------------------------------------------
     20,000,000   CA County Tobacco Securitization Agency                    6.300 5    06/01/2055       794,800
----------------------------------------------------------------------------------------------------------------
     82,110,000   CA County Tobacco Securitization Agency                    6.420 5    06/01/2046     6,638,594
----------------------------------------------------------------------------------------------------------------
     71,700,000   CA County Tobacco Securitization Agency                    7.000 5    06/01/2055     2,546,784
----------------------------------------------------------------------------------------------------------------
    123,750,000   CA County Tobacco Securitization Agency                    7.250 5    06/01/2055     3,888,225
----------------------------------------------------------------------------------------------------------------
    347,900,000   CA County Tobacco Securitization Agency                    7.550 5    06/01/2055     9,765,553
----------------------------------------------------------------------------------------------------------------
    409,500,000   CA County Tobacco Securitization Agency                    8.250 5    06/01/2055    10,266,165
----------------------------------------------------------------------------------------------------------------
      5,000,000   CA County Tobacco Securitization Agency (TASC)             0.000 6    06/01/2036     4,041,500
----------------------------------------------------------------------------------------------------------------
     25,725,000   CA County Tobacco Securitization Agency (TASC)             0.000 6    06/01/2041    20,793,260
----------------------------------------------------------------------------------------------------------------
     18,000,000   CA County Tobacco Securitization Agency (TASC)             0.000 6    06/01/2046    14,579,820
----------------------------------------------------------------------------------------------------------------
     12,030,000   CA County Tobacco Securitization Agency (TASC)             5.125      06/01/2038    11,991,624
----------------------------------------------------------------------------------------------------------------
      3,725,000   CA County Tobacco Securitization Agency (TASC)             5.125      06/01/2038     3,713,117
----------------------------------------------------------------------------------------------------------------
     11,435,000   CA County Tobacco Securitization Agency (TASC)             5.250      06/01/2045    11,438,087
----------------------------------------------------------------------------------------------------------------
      5,815,000   CA County Tobacco Securitization Agency (TASC)             5.250      06/01/2045     5,816,570
----------------------------------------------------------------------------------------------------------------
      4,375,000   CA County Tobacco Securitization Agency (TASC) 1           5.750      06/01/2029     4,522,175
----------------------------------------------------------------------------------------------------------------
      6,230,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2027     6,478,452
----------------------------------------------------------------------------------------------------------------
      9,125,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2035     9,479,598
----------------------------------------------------------------------------------------------------------------
      1,250,000   CA County Tobacco Securitization Agency (TASC) 1           5.875      06/01/2043     1,298,575
----------------------------------------------------------------------------------------------------------------
     10,500,000   CA County Tobacco Securitization Agency (TASC)             6.000      06/01/2035    10,985,310
----------------------------------------------------------------------------------------------------------------
     21,960,000   CA County Tobacco Securitization Agency (TASC)             6.000      06/01/2042    22,978,505
----------------------------------------------------------------------------------------------------------------
     10,025,000   CA County Tobacco Securitization Agency (TASC)             6.125      06/01/2038    10,552,516
----------------------------------------------------------------------------------------------------------------
         50,000   CA County Tobacco Securitization Agency (TASC)             6.125      06/01/2043        52,631
----------------------------------------------------------------------------------------------------------------
     86,970,000   CA County Tobacco Securitization Agency (TASC)             6.370 5    06/01/2046     7,168,067
----------------------------------------------------------------------------------------------------------------
     65,800,000   CA County Tobacco Securitization Agency (TASC)             6.600 5    06/01/2046     4,738,258
----------------------------------------------------------------------------------------------------------------
        100,000   CA Dept. of Veterans Affairs Home Purchase                 5.100      12/01/2019       100,049
----------------------------------------------------------------------------------------------------------------
         75,000   CA Dept. of Veterans Affairs Home Purchase                 5.200      12/01/2027        75,032
----------------------------------------------------------------------------------------------------------------
      1,000,000   CA Dept. of Veterans Affairs Home Purchase 1               5.350      12/01/2027     1,055,540
----------------------------------------------------------------------------------------------------------------
         55,000   CA Dept. of Veterans Affairs Home Purchase                 5.500      12/01/2019        57,343
----------------------------------------------------------------------------------------------------------------
         20,000   CA Dept. of Water Resources (Center Valley)                5.000      12/01/2029        20,194

                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                             COUPON        MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   CA Educational Facilities Authority
                  (Golden Gate University)                                   5.500%     10/01/2031   $    25,515
----------------------------------------------------------------------------------------------------------------
      1,000,000   CA Educational Facilities Authority
                  (Western University Health Sciences)                       6.000      10/01/2032     1,053,780
----------------------------------------------------------------------------------------------------------------
         45,000   CA GO                                                      5.000      04/01/2022        46,214
----------------------------------------------------------------------------------------------------------------
        500,000   CA GO                                                      5.000      02/01/2023       510,470
----------------------------------------------------------------------------------------------------------------
        130,000   CA GO                                                      5.000      10/01/2023       131,949
----------------------------------------------------------------------------------------------------------------
        100,000   CA GO                                                      5.000      02/01/2024       102,339
----------------------------------------------------------------------------------------------------------------
        155,000   CA GO                                                      5.000      08/01/2024       159,580
----------------------------------------------------------------------------------------------------------------
        310,000   CA GO                                                      5.000      03/01/2028       316,665
----------------------------------------------------------------------------------------------------------------
         10,000   CA GO                                                      5.000      02/01/2029        10,175
----------------------------------------------------------------------------------------------------------------
     24,980,000   CA GO 9,10                                                 5.000      06/01/2031    25,524,064
----------------------------------------------------------------------------------------------------------------
     21,705,000   CA GO 9,10                                                 5.000      06/01/2031    22,367,067
----------------------------------------------------------------------------------------------------------------
        200,000   CA GO                                                      5.000      02/01/2032       202,908
----------------------------------------------------------------------------------------------------------------
         30,000   CA GO                                                      5.000      02/01/2032        30,569
----------------------------------------------------------------------------------------------------------------
         15,000   CA GO                                                      5.000      02/01/2033        15,387
----------------------------------------------------------------------------------------------------------------
      9,120,000   CA GO 9,10                                                 5.000      02/01/2033     9,273,444
----------------------------------------------------------------------------------------------------------------
     21,700,000   CA GO 9,10                                                 5.000      08/01/2035    22,117,508
----------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.125      02/01/2027         5,140
----------------------------------------------------------------------------------------------------------------
         20,000   CA GO                                                      5.125      03/01/2031        20,491
----------------------------------------------------------------------------------------------------------------
        250,000   CA GO                                                      5.125      06/01/2031       255,125
----------------------------------------------------------------------------------------------------------------
        100,000   CA GO                                                      5.150      10/01/2019       100,200
----------------------------------------------------------------------------------------------------------------
         40,000   CA GO                                                      5.250      04/01/2034        41,669
----------------------------------------------------------------------------------------------------------------
         25,000   CA GO                                                      5.500      04/01/2019        25,068
----------------------------------------------------------------------------------------------------------------
        255,000   CA GO                                                      5.500      03/01/2020       255,347
----------------------------------------------------------------------------------------------------------------
          5,000   CA GO                                                      5.500      10/01/2022         5,010
----------------------------------------------------------------------------------------------------------------
        200,000   CA GO                                                      6.250      10/01/2019       200,698
----------------------------------------------------------------------------------------------------------------
     16,070,000   CA Golden State Tobacco Securitization Corp.               6.250      06/01/2033    17,573,991
----------------------------------------------------------------------------------------------------------------
     38,485,000   CA Golden State Tobacco Securitization Corp.               6.625      06/01/2040    42,947,721
----------------------------------------------------------------------------------------------------------------
      1,555,000   CA Golden State Tobacco Securitization Corp.               6.750      06/01/2039     1,750,464
----------------------------------------------------------------------------------------------------------------
      1,350,000   CA Golden State Tobacco Securitization Corp. 1             7.800      06/01/2042     1,615,154
----------------------------------------------------------------------------------------------------------------
      2,000,000   CA Golden State Tobacco Securitization Corp. 1             7.900      06/01/2042     2,404,500
----------------------------------------------------------------------------------------------------------------
     37,000,000   CA Golden State Tobacco Securitization Corp.(TASC) 9,10    5.000      06/01/2035    38,102,785
----------------------------------------------------------------------------------------------------------------
      2,805,000   CA Golden State Tobacco Securitization Corp.(TASC)         5.000      06/01/2045     2,819,726
----------------------------------------------------------------------------------------------------------------
      2,810,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.875      06/01/2042     3,374,220
----------------------------------------------------------------------------------------------------------------
        150,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.875      06/01/2042       180,119
----------------------------------------------------------------------------------------------------------------
     10,500,000   CA Health Facilities Financing Authority
                  (Cedars-Sinai Medical Center)                              5.000      11/15/2034    10,616,655
----------------------------------------------------------------------------------------------------------------
         30,000   CA Health Facilities Financing Authority
                  (Pomona Valley Hosptial Medical Center)                    5.625      07/01/2019        31,044

                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                               VALUE
         AMOUNT                                                                COUPON       MATURITY     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       140,000   CA Health Facilities Financing Authority
                  (Small Facilities Loan), Series B                             7.400%    04/01/2014   $    141,721
-------------------------------------------------------------------------------------------------------------------
         25,000   CA Health Facilities Financing Authority
                  (Stanford Health Care)                                        5.000     11/15/2028         25,531
-------------------------------------------------------------------------------------------------------------------
         25,000   CA HFA (Multifamily Hsg.), Series A                           5.900     02/01/2028         25,501
-------------------------------------------------------------------------------------------------------------------
         35,000   CA HFA (Multifamily Hsg.), Series B                           5.500     08/01/2039         35,668
-------------------------------------------------------------------------------------------------------------------
        205,000   CA HFA (Single Family Mtg.), Series A-2                       6.450     08/01/2025        207,280
-------------------------------------------------------------------------------------------------------------------
         15,000   CA HFA, Series A                                              5.600     08/01/2011         15,245
-------------------------------------------------------------------------------------------------------------------
         70,000   CA HFA, Series B                                              5.650     08/01/2014         70,072
-------------------------------------------------------------------------------------------------------------------
        300,000   CA HFA, Series B                                              7.125     08/01/2024        302,781
-------------------------------------------------------------------------------------------------------------------
        300,000   CA HFA, Series B-1                                            5.600     08/01/2017        306,777
-------------------------------------------------------------------------------------------------------------------
     10,000,000   CA HFA, Series E                                              5.000     02/01/2024     10,131,300
-------------------------------------------------------------------------------------------------------------------
      9,350,000   CA HFA, Series E                                              5.050     02/01/2026      9,483,144
-------------------------------------------------------------------------------------------------------------------
      3,000,000   CA Municipal Finance Authority
                  (Cancer Center of Santa Barbara)                              5.000     06/01/2036      3,054,630
-------------------------------------------------------------------------------------------------------------------
     11,500,000   CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)                                  6.875     11/01/2027     11,574,290
-------------------------------------------------------------------------------------------------------------------
         30,000   CA Pollution Control Financing Authority
                  (General Motors Corp.)                                        5.500     04/01/2008         29,790
-------------------------------------------------------------------------------------------------------------------
        420,000   CA Pollution Control Financing Authority
                  (Mobil Oil Corp.)                                             5.500     12/01/2029        430,492
-------------------------------------------------------------------------------------------------------------------
        145,000   CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                            5.850     06/01/2021        145,233
-------------------------------------------------------------------------------------------------------------------
        975,000   CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                            5.850     06/01/2021        976,307
-------------------------------------------------------------------------------------------------------------------
      3,000,000   CA Pollution Control Financing Authority
                  (Waste Management)                                            5.400     04/01/2025      3,114,180
-------------------------------------------------------------------------------------------------------------------
         25,000   CA Public Works (Dept. of Corrections)                        5.250     06/01/2028         25,977
-------------------------------------------------------------------------------------------------------------------
        200,000   CA Public Works (Dept. of General Services)                   5.000     12/01/2027        205,390
-------------------------------------------------------------------------------------------------------------------
        425,000   CA Public Works (State Universities)                          5.500     12/01/2018        425,315
-------------------------------------------------------------------------------------------------------------------
         50,000   CA Public Works (State Universities)                          5.500     06/01/2019         50,070
-------------------------------------------------------------------------------------------------------------------
         50,000   CA Public Works (State Universities)                          5.500     06/01/2021         50,069
-------------------------------------------------------------------------------------------------------------------
        615,000   CA Public Works (State Universities)                          5.500     06/01/2021        615,843
-------------------------------------------------------------------------------------------------------------------
        870,000   CA Public Works (State Universities)                          5.500     06/01/2021        870,600
-------------------------------------------------------------------------------------------------------------------
        535,000   CA Public Works
                  (Various California Universities)                             5.500     06/01/2019        537,274
-------------------------------------------------------------------------------------------------------------------
      4,000,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.) 1                                        5.500     08/01/2047      4,242,840
-------------------------------------------------------------------------------------------------------------------
        500,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.)                                          5.500     08/01/2047        506,055
-------------------------------------------------------------------------------------------------------------------
         30,000   CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series D                                6.700     05/01/2029         30,566

                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                               VALUE
         AMOUNT                                                                COUPON       MATURITY     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       100,000   CA Statewide CDA                                              6.530% 5  09/01/2028   $     24,115
-------------------------------------------------------------------------------------------------------------------
         25,000   CA Statewide CDA                                              6.625     09/01/2027         25,420
-------------------------------------------------------------------------------------------------------------------
         50,000   CA Statewide CDA                                              6.750     09/01/2037         53,857
-------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide CDA                                              6.770 5   09/01/2034         15,192
-------------------------------------------------------------------------------------------------------------------
      5,400,000   CA Statewide CDA (Berkeley Montessori School)                 7.250     10/01/2033      5,901,822
-------------------------------------------------------------------------------------------------------------------
        265,000   CA Statewide CDA (CA Odd Fellow Hsg.)                         5.500     10/01/2023        265,193
-------------------------------------------------------------------------------------------------------------------
        840,000   CA Statewide CDA (Citrus Gardens Apartments)                  6.500     07/01/2032        871,189
-------------------------------------------------------------------------------------------------------------------
      1,415,000   CA Statewide CDA (Citrus Gardens Apartments)                  9.000     07/01/2032      1,415,085
-------------------------------------------------------------------------------------------------------------------
      2,290,000   CA Statewide CDA (Clara)                                      5.050     01/20/2041      2,304,633
-------------------------------------------------------------------------------------------------------------------
      1,250,000   CA Statewide CDA (East Tabor Apartments)                      6.850     08/20/2036      1,373,650
-------------------------------------------------------------------------------------------------------------------
      9,800,000   CA Statewide CDA (East Valley Tourist)                        9.250     10/01/2020     10,698,856
-------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Statewide CDA (Fairfield Apartments)                       7.250     01/01/2035      4,451,900
-------------------------------------------------------------------------------------------------------------------
      4,200,000   CA Statewide CDA
                  (Family House & Housing Foundation-Torrence I) 1              7.000     04/20/2036      4,783,548
-------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Statewide CDA (John F. Kennedy University)                 6.750     10/01/2033      5,140,650
-------------------------------------------------------------------------------------------------------------------
      2,050,000   CA Statewide CDA (Kaiser Permanente) 1                        5.300     12/01/2015      2,119,803
-------------------------------------------------------------------------------------------------------------------
      2,750,000   CA Statewide CDA (Live Oak School)                            6.750     10/01/2030      2,926,935
-------------------------------------------------------------------------------------------------------------------
      6,000,000   CA Statewide CDA (Marin Montessori School)                    7.000     10/01/2033      6,519,180
-------------------------------------------------------------------------------------------------------------------
      6,590,000   CA Statewide CDA (Mountain Shadows Community) 1               5.000     07/01/2031      6,643,577
-------------------------------------------------------------------------------------------------------------------
      1,400,000   CA Statewide CDA (Napa Valley Hospice)                        7.000     01/01/2034      1,454,992
-------------------------------------------------------------------------------------------------------------------
      1,650,000   CA Statewide CDA (Notre Dame de Namur University)             6.500     10/01/2023      1,754,016
-------------------------------------------------------------------------------------------------------------------
      1,635,000   CA Statewide CDA (Notre Dame de Namur University)             6.625     10/01/2033      1,737,106
-------------------------------------------------------------------------------------------------------------------
      1,445,000   CA Statewide CDA (Quail Ridge Apartments)                     6.500     07/01/2032      1,484,882
-------------------------------------------------------------------------------------------------------------------
      2,080,000   CA Statewide CDA (Quail Ridge Apartments)                     9.000     07/01/2032      2,052,003
-------------------------------------------------------------------------------------------------------------------
        475,000   CA Statewide CDA (Rio Bravo)                                  6.300     12/01/2018        482,348
-------------------------------------------------------------------------------------------------------------------
      1,935,000   CA Statewide CDA (Sonoma Country Day School)                  6.000     01/01/2029      1,831,303
-------------------------------------------------------------------------------------------------------------------
        160,000   CA Statewide CDA (Stonehaven Student Hsg.)                    5.875     07/01/2032        170,182
-------------------------------------------------------------------------------------------------------------------
         15,000   CA Statewide CDA (Sutter Health Obligated Group)              5.500     08/15/2034         15,874
-------------------------------------------------------------------------------------------------------------------
     13,000,000   CA Statewide CDA (Sutter Health)                              5.000     11/15/2043     13,084,500
-------------------------------------------------------------------------------------------------------------------
        400,000   CA Statewide CDA (Sycamore)                                   6.000     03/20/2038        430,652
-------------------------------------------------------------------------------------------------------------------
      4,000,000   CA Statewide CDA (Turning Point)                              6.500     11/01/2031      4,213,360
-------------------------------------------------------------------------------------------------------------------
         25,000   CA Statewide CDA COP (Internext Group)                        5.375     04/01/2030         25,106
-------------------------------------------------------------------------------------------------------------------
      1,940,000   CA Statewide CDA COP (Windward School)                        6.900     09/01/2023      1,981,535
-------------------------------------------------------------------------------------------------------------------
      9,000,000   CA Statewide CDA Linked PARS & INFLOS 1                       5.600 3   10/01/2011      9,540,630
-------------------------------------------------------------------------------------------------------------------
        500,000   CA Statewide CDA, Series A                                    5.200     09/02/2025        509,405
-------------------------------------------------------------------------------------------------------------------
      1,900,000   CA Statewide CDA, Series A                                    5.350     09/02/2035      1,940,964
-------------------------------------------------------------------------------------------------------------------
    141,950,000   CA Statewide Financing Authority Tobacco Settlement           6.250 5   06/01/2046     12,342,553
-------------------------------------------------------------------------------------------------------------------
     45,175,000   CA Statewide Financing Authority Tobacco Settlement           6.380 5   06/01/2046      3,719,710
-------------------------------------------------------------------------------------------------------------------
    220,000,000   CA Statewide Financing Authority Tobacco Settlement           7.880 5   06/01/2055      5,363,600

                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                               VALUE
         AMOUNT                                                                COUPON       MATURITY     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     5,000,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                        6.000%    05/01/2037   $  5,228,950
-------------------------------------------------------------------------------------------------------------------
     11,745,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                        6.000     05/01/2043     12,282,804
-------------------------------------------------------------------------------------------------------------------
     30,000,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                        6.000     05/01/2043     31,373,700
-------------------------------------------------------------------------------------------------------------------
      3,720,000   CA Valley Health System COP                                   6.875     05/15/2023      3,724,910
-------------------------------------------------------------------------------------------------------------------
         75,000   CA Valley Health System, Series A                             6.500     05/15/2025         76,655
-------------------------------------------------------------------------------------------------------------------
        120,000   CA Veterans GO                                                4.700     12/01/2012        120,025
-------------------------------------------------------------------------------------------------------------------
      5,000,000   CA Veterans GO 1                                              4.700     12/01/2017      5,015,850
-------------------------------------------------------------------------------------------------------------------
      2,500,000   CA Veterans GO                                                5.600     12/01/2032      2,528,125
-------------------------------------------------------------------------------------------------------------------
      1,500,000   CA Veterans GO, Series B                                      5.450     12/01/2017      1,503,420
-------------------------------------------------------------------------------------------------------------------
      6,845,000   CA Veterans GO, Series BH 1                                   5.600     12/01/2032      6,933,848
-------------------------------------------------------------------------------------------------------------------
         55,000   CA Veterans GO, Series BP                                     5.500     12/01/2026         55,033
-------------------------------------------------------------------------------------------------------------------
        150,000   CA Veterans GO, Series BR                                     5.250     12/01/2026        150,054
-------------------------------------------------------------------------------------------------------------------
        565,000   CA Veterans GO, Series BT                                     5.000     12/01/2012        567,079
-------------------------------------------------------------------------------------------------------------------
      6,250,000    CA Veterans GO, Series BT                                    5.375     12/01/2016      6,281,500
-------------------------------------------------------------------------------------------------------------------
     12,000,000   CA Veterans GO, Series BZ                                     5.350     12/01/2021     12,228,480
-------------------------------------------------------------------------------------------------------------------
         25,000   CA Water Resource Devel. GO, Series S                         5.500     04/01/2009         25,033
-------------------------------------------------------------------------------------------------------------------
      2,870,000   Calaveras County Special Tax Community Facilities
                  District No. 2                                                7.000     09/01/2026      3,146,955
-------------------------------------------------------------------------------------------------------------------
      2,500,000   Calexico Community Facilities District No. 2005-1
                  Special Tax (Hearthstone)                                     5.500     09/01/2036      2,527,825
-------------------------------------------------------------------------------------------------------------------
      2,325,000   Calexico Community Facilities District No. 2005-1
                  Special Tax (Hearthstone)                                     5.550     09/01/2036      2,342,554
-------------------------------------------------------------------------------------------------------------------
      2,270,000   Campbell Redevel. Agency Tax Allocation                       6.600     10/01/2032      2,416,256
-------------------------------------------------------------------------------------------------------------------
         25,000   Carlsbad Improvement Bond Act 1915                            5.500     09/02/2028         25,003
-------------------------------------------------------------------------------------------------------------------
      1,480,000    Carlsbad Special Tax Community Facilities District No.3      5.300     09/01/2036      1,467,834
-------------------------------------------------------------------------------------------------------------------
         25,000   Carson Improvement Bond Act 1915                              6.350     09/02/2023         25,789
-------------------------------------------------------------------------------------------------------------------
      1,415,000   Carson Improvement Bond Act 1915                              7.375     09/02/2022      1,451,932
-------------------------------------------------------------------------------------------------------------------
      6,000,000   Carson Redevel. Agency                                        6.000     01/01/2035      6,241,440
-------------------------------------------------------------------------------------------------------------------
        100,000   Central CA Joint Powers Health Financing Authority
                  COP (CHCC)                                                    6.000     02/01/2020        104,612
-------------------------------------------------------------------------------------------------------------------
         50,000   Central CA Joint Powers Health Financing Authority
                  COP (CHCC/FCHMC/SHF Obligated Group)                          6.000     02/01/2030         52,033
-------------------------------------------------------------------------------------------------------------------
      2,190,000   Chino Community Facilities District Special Tax               5.150     09/01/2036      2,171,692
-------------------------------------------------------------------------------------------------------------------
      1,200,000   Chino Community Facilities District Special Tax               6.000     09/01/2028      1,264,572
-------------------------------------------------------------------------------------------------------------------
      1,340,000   Chino Community Facilities District Special Tax               6.000     09/01/2033      1,405,606
-------------------------------------------------------------------------------------------------------------------
          5,000   Chino Valley Unified School District COP                      5.000     09/01/2026          5,165
-------------------------------------------------------------------------------------------------------------------
      2,790,000   Chowchilla Redevel. Agency 1                                  5.000     08/01/2037      2,832,017
-------------------------------------------------------------------------------------------------------------------
      1,825,000   Chowchilla Redevel. Agency                                    5.000     08/01/2037      1,852,485

                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                               COUPON      MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     6,840,000   Chula Vista Redevel. Agency (Bayfront)                       7.625%   09/01/2024   $ 6,929,467
----------------------------------------------------------------------------------------------------------------
        500,000   Chula Vista Redevel. Agency (Bayfront) 2                     8.250    05/01/2024       510,225
----------------------------------------------------------------------------------------------------------------
      2,670,000   Chula Vista Redevel. Agency (Otay Ranch Village Seven)       5.350    09/01/2036     2,699,957
----------------------------------------------------------------------------------------------------------------
      1,825,000   Coalinga Regional Medical Center COP                         5.750    09/01/2024     1,885,097
----------------------------------------------------------------------------------------------------------------
      3,040,000   Coalinga Regional Medical Center COP                         6.000    09/01/2034     3,109,616
----------------------------------------------------------------------------------------------------------------
      2,280,000   Colton Community Facilities District Special Tax             7.500    09/01/2020     2,457,407
----------------------------------------------------------------------------------------------------------------
      2,800,000   Commerce Community Devel. Corp. Tax Allocation               6.000    08/01/2021     2,897,132
----------------------------------------------------------------------------------------------------------------
      4,000,000   Corcoran Hospital District, Series A                         5.000    08/01/2035     4,074,080
----------------------------------------------------------------------------------------------------------------
      2,005,000   Corona Community Facilities District (Buchanan Street)       5.150    09/01/2036     1,988,238
----------------------------------------------------------------------------------------------------------------
      1,750,000   Corona-Norco Unified School District Community
                  Facilities District No. 04-1                                 5.200    09/01/2036     1,748,600
----------------------------------------------------------------------------------------------------------------
      3,335,000   Davis Public Facilities Financing Authority
                  (Mace Ranch Area)                                            6.600    09/01/2025     3,476,371
----------------------------------------------------------------------------------------------------------------
        500,000   Downey Community Devel. Commission Tax Allocation
                  (Downey Redevel.)                                            5.125    08/01/2028       504,240
----------------------------------------------------------------------------------------------------------------
      8,450,000   Duarte COP (Hope National Medical Center)                    5.250    04/01/2031     8,601,424
----------------------------------------------------------------------------------------------------------------
      3,280,000   East Palo Alto Redevel. Agency Tax Allocation
                  (University Circle-Gateway)                                  6.625    10/01/2029     3,480,506
----------------------------------------------------------------------------------------------------------------
        400,000   Eastern CA Municipal Water District                          5.125    09/01/2035       398,184
----------------------------------------------------------------------------------------------------------------
        525,000   Eastern CA Municipal Water District                          5.200    09/01/2036       524,580
----------------------------------------------------------------------------------------------------------------
      3,740,000   Eastern CA Municipal Water District                          5.250    09/01/2035     3,765,357
----------------------------------------------------------------------------------------------------------------
      1,205,000   Eastern CA Municipal Water District                          5.250    09/01/2036     1,209,314
----------------------------------------------------------------------------------------------------------------
      1,500,000   Eastern CA Municipal Water District
                  (Crown Valley Village)                                       5.625    09/01/2034     1,530,270
----------------------------------------------------------------------------------------------------------------
        160,000   Eastern CA Municipal Water District (Serena Hills)           6.000    09/01/2033       163,414
----------------------------------------------------------------------------------------------------------------
      1,725,000   Eastern CA Municipal Water District Improvement
                  Bond Act 1915                                                5.500    09/02/2035     1,743,475
----------------------------------------------------------------------------------------------------------------
      4,000,000   El Dorado County Special Tax                                 5.250    09/01/2035     4,013,800
----------------------------------------------------------------------------------------------------------------
      1,900,000   El Dorado County Special Tax                                 5.350    09/01/2035     1,919,646
----------------------------------------------------------------------------------------------------------------
      2,000,000   Escondido Joint Powers Financing Authority
                  (California Center for the Arts) 1                           6.000    09/01/2018     2,011,540
----------------------------------------------------------------------------------------------------------------
        700,000   Farmersville Unified School District COP                     5.000    08/01/2026       701,659
----------------------------------------------------------------------------------------------------------------
        570,000   Fillmore Redevel. Agency Tax Allocation 4                    5.000    05/01/2014       571,590
----------------------------------------------------------------------------------------------------------------
        760,000   Fillmore Redevel. Agency Tax Allocation 4                    5.000    05/01/2015       761,277
----------------------------------------------------------------------------------------------------------------
        935,000   Fillmore Redevel. Agency Tax Allocation 4                    5.000    05/01/2016       933,139
----------------------------------------------------------------------------------------------------------------
      1,080,000   Fillmore Redevel. Agency Tax Allocation 4                    5.000    05/01/2017     1,069,740
----------------------------------------------------------------------------------------------------------------
      1,135,000   Fillmore Redevel. Agency Tax Allocation 4                    5.000    05/01/2018     1,125,466
----------------------------------------------------------------------------------------------------------------
      4,000,000   Fillmore Redevel. Agency Tax Allocation 4                    5.125    05/01/2021     3,962,960
----------------------------------------------------------------------------------------------------------------
      3,000,000   Fillmore Redevel. Agency Tax Allocation 4                    5.300    05/01/2023     2,998,080
----------------------------------------------------------------------------------------------------------------
     13,000,000   Fillmore Redevel. Agency Tax Allocation 4                    5.375    05/01/2031    13,008,970

                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                               COUPON      MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,625,000   Folsom Special Tax Community Facilities District No. 10      6.300%   09/01/2012   $ 1,713,693
----------------------------------------------------------------------------------------------------------------
      8,500,000   Folsom Special Tax Community Facilities
                  District No. 10                                              6.875    09/01/2019     9,142,515
----------------------------------------------------------------------------------------------------------------
         10,000   Fontana Redevel. Agency (Jurupa Hills)                       5.500    10/01/2027        10,269
----------------------------------------------------------------------------------------------------------------
     10,000,000   Foothill Eastern Transportation Corridor Agency
                  Toll Road                                                    5.880 5  01/15/2030     2,566,200
----------------------------------------------------------------------------------------------------------------
      5,100,000   Freemont Community Facilities District
                  (Pacific Commons)                                            5.375    09/01/2036     5,106,987
----------------------------------------------------------------------------------------------------------------
      1,675,000   Hawthorne Community Redevel. Agency Special Tax 2            7.200    10/01/2025     1,706,138
----------------------------------------------------------------------------------------------------------------
      1,180,000   Hawthorne Community Redevel. Agency Special Tax 2            7.200    10/01/2025     1,201,936
----------------------------------------------------------------------------------------------------------------
      1,165,000   Heber Public Utilities District (Heber Meadows)              5.300    09/01/2035     1,174,180
----------------------------------------------------------------------------------------------------------------
         45,000   Hemet Community Facilities District                          6.400    09/01/2022        51,710
----------------------------------------------------------------------------------------------------------------
      1,505,000   Hemet Unified School District                                5.250    09/01/2035     1,509,786
----------------------------------------------------------------------------------------------------------------
      1,370,000   Hesperia Public Financing Authority, Tranche A               0.000 6  09/01/2035     1,370,027
----------------------------------------------------------------------------------------------------------------
      3,375,000   Hesperia Public Financing Authority, Tranche B               0.000 6  09/01/2035     3,375,068
----------------------------------------------------------------------------------------------------------------
      3,355,000   Hesperia Public Financing Authority, Tranche C               0.000 6  09/01/2035     3,355,067
----------------------------------------------------------------------------------------------------------------
      3,000,000   Huntington Park Public Financing Authority, Series A 2       6.200    10/01/2025     3,093,210
----------------------------------------------------------------------------------------------------------------
      7,000,000   Independent Cities Lease Finance Authority (Caritas)         5.200    08/15/2045     7,102,690
----------------------------------------------------------------------------------------------------------------
        130,000   Independent Cities Lease Finance Authority
                  (El Granada Mobile Home Park)                                6.000    05/15/2034       136,283
----------------------------------------------------------------------------------------------------------------
      3,000,000   Independent Cities Lease Finance Authority
                  (San Juan Mobile Estates)                                    5.125    05/15/2041     3,007,770
----------------------------------------------------------------------------------------------------------------
        500,000   Independent Cities Lease Finance Authority
                  (San Juan Mobile Estates)                                    5.450    05/15/2026       493,700
----------------------------------------------------------------------------------------------------------------
      1,100,000   Independent Cities Lease Finance Authority
                  (San Juan Mobile Estates)                                    5.850    05/15/2041     1,103,872
----------------------------------------------------------------------------------------------------------------
      1,275,000   Indio Community Facilities District (Terra Lago)             5.100    09/01/2030     1,267,070
----------------------------------------------------------------------------------------------------------------
      1,000,000   Indio Community Facilities District (Terra Lago)             5.150    09/01/2035       991,760
----------------------------------------------------------------------------------------------------------------
      1,090,000   Indio Community Facilities District (Terra Lago)             5.150    09/01/2035     1,081,018
----------------------------------------------------------------------------------------------------------------
      2,445,000   Indio Community Facilities District Special Tax              5.200    09/01/2027     2,459,450
----------------------------------------------------------------------------------------------------------------
      2,215,000   Indio Community Facilities District Special Tax              5.250    09/01/2027     2,239,587
----------------------------------------------------------------------------------------------------------------
      2,520,000   Indio Community Facilities District Special Tax              5.250    09/01/2036     2,532,247
----------------------------------------------------------------------------------------------------------------
      4,095,000   Indio Community Facilities District Special Tax              5.250    09/01/2036     4,114,902
----------------------------------------------------------------------------------------------------------------
      2,000,000   Indio Improvement Bond Act 1915 Assessment
                  District No. 2003-03                                         6.125    09/02/2029     2,105,160
----------------------------------------------------------------------------------------------------------------
      2,820,000   Indio Improvement Bond Act 1915 Assessment
                  District No. 2004-3                                          5.500    09/02/2030     2,903,641
----------------------------------------------------------------------------------------------------------------
      2,000,000   Indio Public Financing Authority                             6.100    09/02/2029     2,157,220
----------------------------------------------------------------------------------------------------------------
      4,250,000   Indio Redevel. Agency Tax, Series B                          6.500    08/15/2034     4,616,393
----------------------------------------------------------------------------------------------------------------
      1,540,000   Jurupa Unified School District                               5.450    09/01/2035     1,566,965
----------------------------------------------------------------------------------------------------------------
      3,455,000   Kern County Hsg. Authority (Pioneer Pines)                   6.150    10/20/2043     3,769,440

                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                               COUPON      MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     4,500,000   La Verne COP (Bethren Hillcrest Homes)                       6.625%   02/15/2025   $ 4,892,535
----------------------------------------------------------------------------------------------------------------
      2,020,000   Lake Elsinore Community Facilities
                  District No. 2006-2 Special Tax (Viscaya)                    5.400    09/01/2036     2,038,988
----------------------------------------------------------------------------------------------------------------
      1,710,000   Lake Elsinore Public Financing Authority, Series F           7.100    09/01/2020     1,792,781
----------------------------------------------------------------------------------------------------------------
        980,000   Lake Elsinore Special Tax                                    5.200    09/01/2026       988,644
----------------------------------------------------------------------------------------------------------------
      1,100,000   Lake Elsinore Special Tax                                    5.350    09/01/2036     1,110,362
----------------------------------------------------------------------------------------------------------------
      1,210,000   Lake Elsinore Special Tax                                    5.350    09/01/2036     1,213,485
----------------------------------------------------------------------------------------------------------------
      2,000,000   Lake Elsinore Special Tax                                    5.450    09/01/2036     2,025,320
----------------------------------------------------------------------------------------------------------------
      3,430,000   Lake Elsinore Unified School District                        5.350    09/01/2035     3,462,311
----------------------------------------------------------------------------------------------------------------
      1,220,000   Lake Elsinore Unified School District                        5.350    09/01/2035     1,231,492
----------------------------------------------------------------------------------------------------------------
      1,240,000   Lake Elsinore Unified School District                        5.400    09/01/2035     1,252,797
----------------------------------------------------------------------------------------------------------------
      1,800,000   Lathrop Financing Authority (Water Supply)                   6.000    06/01/2035     1,878,102
----------------------------------------------------------------------------------------------------------------
      3,430,000   Lathrop Improvement Bond Act 1915                            5.100    09/02/2035     3,376,183
----------------------------------------------------------------------------------------------------------------
         50,000   Lathrop Improvement Bond Act 1915                            6.000    09/02/2022        51,520
----------------------------------------------------------------------------------------------------------------
         20,000   Lathrop Improvement Bond Act 1915
                  (Mossdale Village)                                           6.125    09/02/2028        20,624
----------------------------------------------------------------------------------------------------------------
      4,500,000   Lathrop Special Tax Community Facilities
                  District No. 03-2                                            7.000    09/01/2033     4,653,765
----------------------------------------------------------------------------------------------------------------
         50,000   Lee Lake Water District Community Facilties
                  District No. 1 (Sycamore Creek)                              6.000    09/01/2033        52,994
----------------------------------------------------------------------------------------------------------------
        750,000   Lincoln Special Tax                                          5.900    09/01/2024       798,480
----------------------------------------------------------------------------------------------------------------
      1,000,000   Lincoln Special Tax                                          5.950    09/01/2028     1,062,250
----------------------------------------------------------------------------------------------------------------
      1,305,000   Lindsay Redevel. Agency                                      5.000    08/01/2025     1,334,911
----------------------------------------------------------------------------------------------------------------
      2,290,000   Lindsay Redevel. Agency                                      5.000    08/01/2035     2,327,350
----------------------------------------------------------------------------------------------------------------
         25,000   Loma Linda Collateralized Loan (Redlands)                    7.375    06/01/2009        25,733
----------------------------------------------------------------------------------------------------------------
         25,000   Long Beach Bond Finance Authority
                  (Aquarium of the South Pacific)                              5.000    11/01/2026        25,707
----------------------------------------------------------------------------------------------------------------
     10,770,000   Long Beach Bond Finance Authority
                  (Hsg. & Gas Utility)                                         5.000    08/01/2035    11,008,879
----------------------------------------------------------------------------------------------------------------
        430,000   Los Alamitos Unified School District COP                     5.600    02/01/2022       437,934
----------------------------------------------------------------------------------------------------------------
      1,485,000   Los Angeles Community Redevel. Agency
                  (Grand Central Square) 1                                     5.850    12/01/2026     1,485,950
----------------------------------------------------------------------------------------------------------------
      2,720,000   Los Angeles Community Redevel. Agency
                  (Manchester Social Services) 1                               5.000    09/01/2037     2,787,347
----------------------------------------------------------------------------------------------------------------
        315,000   Los Angeles County Public Works Financing Authority          5.250    09/01/2013       321,640
----------------------------------------------------------------------------------------------------------------
        200,000   Los Angeles Dept. of Water & Power, Series A                 5.125    07/01/2041       204,866
----------------------------------------------------------------------------------------------------------------
        350,000   Los Angeles Harbor Dept. 1                                   5.375    11/01/2025       354,564
----------------------------------------------------------------------------------------------------------------
     17,585,000   Los Angeles Harbor Dept 9,10                                 5.000    08/01/2025    18,105,872
----------------------------------------------------------------------------------------------------------------
     18,495,000   Los Angeles Harbor Dept 9,10                                 5.000    08/01/2026    18,991,170
----------------------------------------------------------------------------------------------------------------
         10,000   Los Angeles Harbor Dept., Series B                           5.375    11/01/2019        10,127
----------------------------------------------------------------------------------------------------------------
      5,230,000   Los Angeles Hsg. (Park Plaza)                                5.500    01/20/2043     5,436,742

                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                                COUPON     MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,500,000   Los Angeles IDA (Santee Court Parking Facility)               5.000%  12/01/2020   $ 1,499,130
----------------------------------------------------------------------------------------------------------------
      1,100,000   Los Angeles IDA (Santee Court Parking Facility)               5.000   12/01/2027     1,096,348
----------------------------------------------------------------------------------------------------------------
         25,000   Los Angeles Regional Airports Improvement Corp.
                  (United Airlines) 8                                           8.800   11/15/2021        23,000
----------------------------------------------------------------------------------------------------------------
      5,000,000   Los Angeles Unified School District 9,10                      5.625   07/01/2015     5,352,475
----------------------------------------------------------------------------------------------------------------
      5,000,000   Los Angeles Unified School District 9,10                      5.625   07/01/2016     5,352,475
----------------------------------------------------------------------------------------------------------------
      3,000,000   Los Angeles Unified School District 9,10                      5.625   07/01/2017     3,211,485
----------------------------------------------------------------------------------------------------------------
      9,500,000   Los Angeles Water & Power System 9,10                         5.000   07/01/2024     9,629,390
----------------------------------------------------------------------------------------------------------------
         15,000   Los Gatos Union School District                               5.000   08/01/2024        15,519
----------------------------------------------------------------------------------------------------------------
     18,200,000   M-S-R Public Power Agency (San Juan) 9,10                     4.200   07/01/2017    18,213,468
----------------------------------------------------------------------------------------------------------------
         65,000   M-S-R Public Power Agency (San Juan)                          6.000   07/01/2022        71,286
----------------------------------------------------------------------------------------------------------------
        135,000   Madera County COP (Valley Children's Hospital)                5.750   03/15/2028       136,455
----------------------------------------------------------------------------------------------------------------
         50,000   Marina Community Facilities District Special Tax              6.250   09/01/2023        51,567
----------------------------------------------------------------------------------------------------------------
      1,375,000   Mendota Joint Powers Financing Authority Wastewater           5.150   07/01/2035     1,363,698
----------------------------------------------------------------------------------------------------------------
        915,000   Menifee Union School District Special Tax                     5.200   09/01/2030       918,248
----------------------------------------------------------------------------------------------------------------
        400,000   Menifee Union School District Special Tax                     5.200   09/01/2035       399,684
----------------------------------------------------------------------------------------------------------------
        500,000   Menifee Union School District Special Tax                     5.250   09/01/2035       501,445
----------------------------------------------------------------------------------------------------------------
      1,010,000   Menifee Union School District Special Tax                     5.250   09/01/2036     1,013,212
----------------------------------------------------------------------------------------------------------------
        690,000   Menifee Union School District Special Tax                     5.500   09/01/2034       702,303
----------------------------------------------------------------------------------------------------------------
        385,000   Menifee Union School District Special Tax                     5.500   09/01/2034       391,865
----------------------------------------------------------------------------------------------------------------
     13,000,000   Merced Irrigation District 9,10                               5.250   09/01/2036    13,734,825
----------------------------------------------------------------------------------------------------------------
      1,785,000   Mission Springs Water District                                5.200   09/02/2032     1,787,981
----------------------------------------------------------------------------------------------------------------
         25,000   Mission Viejo Community Devel.
                  (City Hall Construction/Library)                              5.000   05/01/2028        25,512
----------------------------------------------------------------------------------------------------------------
        460,000   Modesto Irrigation District COP                               5.300   07/01/2022       460,511
----------------------------------------------------------------------------------------------------------------
      3,000,000   Modesto Special Tax Community Facilities
                  District No. 4                                                5.150   09/01/2036     2,974,920
----------------------------------------------------------------------------------------------------------------
      4,250,000   Moorpark Community Facilities District No. 2004-1
                  (Moorpark Highlands)                                          5.300   09/01/2038     4,294,455
----------------------------------------------------------------------------------------------------------------
      1,475,000   Moreno Valley Unified School District Community
                  Facilities District                                           5.150   09/01/2035     1,462,846
----------------------------------------------------------------------------------------------------------------
        680,000   Moreno Valley Unified School District Community
                  Facilities District No. 2004-5                                5.200   09/01/2036       679,456
----------------------------------------------------------------------------------------------------------------
        875,000   Murrieta Community Facilities District
                  (Murrieta Fields)                                             5.250   09/01/2035       874,309
----------------------------------------------------------------------------------------------------------------
        700,000   Murrieta Community Facilities District Special Tax
                  (Bremerton)                                                   5.625   09/01/2034       730,667
----------------------------------------------------------------------------------------------------------------
      1,810,000   Murrieta Community Facilities District Special Tax
                  (Creekside Village)                                           5.200   09/01/2035     1,808,570
----------------------------------------------------------------------------------------------------------------
        240,000   Murrieta Community Facilities District Special Tax
                  (Meadowlane/Amberwalk)                                        5.125   09/01/2035       237,127
----------------------------------------------------------------------------------------------------------------
      2,500,000   Murrieta Community Facilities District Special Tax
                  (Murrieta Springs)                                            5.500   09/01/2034     2,533,550

                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                              COUPON       MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$        25,000   Murrieta Valley Unified School District Special Tax         5.250%    09/01/2037   $    25,072
----------------------------------------------------------------------------------------------------------------
        370,000   Murrieta Valley Unified School District Special Tax         5.375     09/01/2026       373,134
----------------------------------------------------------------------------------------------------------------
        680,000   Murrieta Valley Unified School District Special Tax         5.450     09/01/2038       687,058
----------------------------------------------------------------------------------------------------------------
      1,785,000   Murrieta Valley Unified School District Special Tax         6.000     09/01/2035     1,864,861
----------------------------------------------------------------------------------------------------------------
         25,000   Murrieta Water Public Financing Authority                   6.600     10/01/2016        25,093
----------------------------------------------------------------------------------------------------------------
      1,025,000   Northern CA Power Agency (Hydroelectric) 1                  5.125     07/01/2023     1,053,054
----------------------------------------------------------------------------------------------------------------
     22,770,000   Northern CA Tobacco Securitization Authority (TASC)         5.500     06/01/2045    23,190,562
----------------------------------------------------------------------------------------------------------------
    157,335,000   Northern CA Tobacco Securitization Authority (TASC)         6.700 5   06/01/2045    12,103,782
----------------------------------------------------------------------------------------------------------------
      3,000,000   Northstar Community Services District                       5.550     09/01/2036     3,057,600
----------------------------------------------------------------------------------------------------------------
      4,060,000   Orange Unified School District                              5.375     09/01/2036     4,094,632
----------------------------------------------------------------------------- ----------------------------------
         30,000   Oxnard School District                                      5.000     08/01/2031        30,658
----------------------------------------------------------------------------------------------------------------
        230,000   Palm Desert Financing Authority                             5.650 5   04/01/2018       123,271
----------------------------------------------------------------------------------------------------------------
      1,020,000   Palm Desert Financing Authority                             5.650 5   08/01/2018       537,112
----------------------------------------------------------------------------------------------------------------
        265,000   Palm Desert Financing Authority                             5.750 5   04/01/2019       132,187
----------------------------------------------------------------------------------------------------------------
      1,165,000   Palm Desert Financing Authority                             5.750 5   08/01/2019       570,699
----------------------------------------------------------------------------------------------------------------
        305,000   Palm Desert Financing Authority                             5.850 5   04/01/2020       142,258
----------------------------------------------------------------------------------------------------------------
      1,310,000   Palm Desert Financing Authority                             5.850 5   08/01/2020       599,915
----------------------------------------------------------------------------------------------------------------
        340,000   Palm Desert Financing Authority                             5.950 5   04/01/2021       147,580
----------------------------------------------------------------------------------------------------------------
      1,450,000   Palm Desert Financing Authority                             5.950 5   08/01/2021       617,744
----------------------------------------------------------------------------------------------------------------
        380,000   Palm Desert Financing Authority                             6.000 5   04/01/2022       154,079
----------------------------------------------------------------------------------------------------------------
      1,605,000   Palm Desert Financing Authority                             6.000 5   08/01/2022       638,597
----------------------------------------------------------------------------------------------------------------
        395,000   Palm Desert Financing Authority                             6.010 5   04/01/2023       150,862
----------------------------------------------------------------------------------------------------------------
      1,755,000   Palm Desert Financing Authority                             6.010 5   08/01/2023       657,739
----------------------------------------------------------------------------------------------------------------
        410,000   Palm Desert Financing Authority                             6.020 5   04/01/2024       147,338
----------------------------------------------------------------------------------------------------------------
      1,910,000   Palm Desert Financing Authority                             6.020 5   08/01/2024       673,504
----------------------------------------------------------------------------------------------------------------
        430,000   Palm Desert Financing Authority                             6.030 5   04/01/2025       145,224
----------------------------------------------------------------------------------------------------------------
      2,070,000   Palm Desert Financing Authority                             6.030 5   08/01/2025       685,957
----------------------------------------------------------------------------------------------------------------
        445,000   Palm Desert Financing Authority                             6.040 5   04/01/2026       140,994
----------------------------------------------------------------------------------------------------------------
      2,235,000   Palm Desert Financing Authority                             6.040 5   08/01/2026       694,727
----------------------------------------------------------------------------------------------------------------
        465,000   Palm Desert Financing Authority                             6.050 5   04/01/2027       138,686
----------------------------------------------------------------------------------------------------------------
      1,400,000   Palm Desert Financing Authority                             6.050 5   08/01/2027       409,640
----------------------------------------------------------------------------------------------------------------
        480,000   Palm Desert Financing Authority                             6.060 5   04/01/2028       134,602
----------------------------------------------------------------------------------------------------------------
      1,415,000   Palm Desert Financing Authority                             6.060 5   08/01/2028       389,281
----------------------------------------------------------------------------------------------------------------
        500,000   Palm Desert Financing Authority                             6.070 5   04/01/2029       131,810
----------------------------------------------------------------------------------------------------------------
      1,370,000   Palm Desert Financing Authority                             6.070 5   08/01/2029       354,296
----------------------------------------------------------------------------------------------------------------
        520,000   Palm Desert Financing Authority                             6.080 5   04/01/2030       128,710
----------------------------------------------------------------------------------------------------------------
      1,430,000   Palm Desert Financing Authority                             6.080 5   08/01/2030       347,204
----------------------------------------------------------------------------------------------------------------
        540,000   Palm Desert Financing Authority                             6.090 5   04/01/2031       125,599
----------------------------------------------------------------------------------------------------------------
      1,495,000   Palm Desert Financing Authority                             6.090 5   08/01/2031       341,084

                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                              COUPON       MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       560,000   Palm Desert Financing Authority                             6.100% 5  04/01/2032   $   122,489
----------------------------------------------------------------------------------------------------------------
      1,560,000   Palm Desert Financing Authority                             6.100 5   08/01/2032       334,698
----------------------------------------------------------------------------------------------------------------
        580,000   Palm Desert Financing Authority                             6.100 5   04/01/2033       119,463
----------------------------------------------------------------------------------------------------------------
      1,625,000   Palm Desert Financing Authority                             6.100 5   08/01/2033       328,315
----------------------------------------------------------------------------------------------------------------
        590,000   Palm Desert Financing Authority                             6.100 5   04/01/2034       114,436
----------------------------------------------------------------------------------------------------------------
      1,705,000   Palm Desert Financing Authority                             6.100 5   08/01/2034       324,393
----------------------------------------------------------------------------------------------------------------
      2,075,000   Palm Desert Financing Authority                             6.100 5   08/01/2035       371,052
----------------------------------------------------------------------------------------------------------------
      2,325,000   Palm Desert Special Tax Community Facilities
                  District No. 2005-1-A                                       5.250     09/01/2026     2,358,527
----------------------------------------------------------------------------------------------------------------
      6,000,000   Palm Desert Special Tax Community Facilities
                  District No. 2005-1-A                                       5.450     09/01/2032     6,011,220
----------------------------------------------------------------------------------------------------------------
      8,000,000   Palm Desert Special Tax Community Facilities
                  District No. 2005-1-A                                       5.500     09/01/2036     8,027,200
----------------------------------------------------------------------------------------------------------------
        500,000   Palm Springs Airport Passenger Facilities
                  (Palm Springs International Airport)                        5.450     07/01/2020       502,065
----------------------------------------------------------------------------------------------------------------
      2,685,000   Palm Springs Airport Passenger Facilities
                  (Palm Springs International Airport)                        5.550     07/01/2028     2,697,270
----------------------------------------------------------------------------------------------------------------
        500,000   Palm Springs Improvement Bond Act 1915                      5.150     09/02/2030       500,140
----------------------------------------------------------------------------------------------------------------
        100,000   Palmdale Community Facilities District Special Tax          5.400     09/01/2035       101,510
----------------------------------------------------------------------------------------------------------------
      1,390,000   Perris Community Facilities District Special  Tax           5.300     09/01/2035     1,400,953
----------------------------------------------------------------------------------------------------------------
      2,115,000   Perris Community Facilities District Special Tax            5.300     09/01/2035     2,128,028
----------------------------------------------------------------------------------------------------------------
      2,085,000   Perris Community Facilities District Special Tax
                  (Amber Oaks)                                                6.000     09/01/2034     2,218,711
----------------------------------------------------------------------------------------------------------------
      2,500,000   Perris Community Facilities District Special  Tax
                  (Chaparral Ridge)                                           6.250     09/01/2033     2,698,575
----------------------------------------------------------------------------------------------------------------
      1,310,000   Perris Community Facilities District Special Tax,
                  Series A                                                    5.750     09/01/2035     1,362,269
----------------------------------------------------------------------------------------------------------------
      3,605,000   Perris Community Facilities District Special  Tax,
                  Series B                                                    6.000     09/01/2034     3,821,661
----------------------------------------------------------------------------------------------------------------
      4,350,000   Perris Public Financing Authority Tax Allocation            5.350     10/01/2036     4,362,485
----------------------------------------------------------------------------------------------------------------
      1,250,000   Perris Public Financing Authority, Series A                 6.250     09/01/2033     1,349,288
----------------------------------------------------------------------------------------------------------------
         95,000   Pittsburg Infrastructure Financing Authority, Series A      5.600     09/02/2024        97,761
----------------------------------------------------------------------------------------------------------------
        500,000   Pomona (Single Family Mtg.), Series B                       7.500     08/01/2023       649,825
----------------------------------------------------------------------------------------------------------------
     10,650,000   Port of Oakland, Series G9,10                               5.375     11/01/2025    11,002,610
----------------------------------------------------------------------------------------------------------------
      5,000,000   Port of Oakland, Series K9,10                               5.750     11/01/2015     5,277,500
----------------------------------------------------------------------------------------------------------------
      5,000,000   Port of Oakland, Series K9,10                               5.875     11/01/2017     5,309,700
----------------------------------------------------------------------------------------------------------------
     20,100,000   Port of Oakland, Series L9,10                               5.000     11/01/2032    20,342,607
----------------------------------------------------------------------------------------------------------------
         25,000   Port of Oakland, Series L1                                  5.000     11/01/2023        25,584
----------------------------------------------------------------------------------------------------------------
        235,000   Port of Oakland, Series L1                                  5.000     11/01/2032       237,836
----------------------------------------------------------------------------------------------------------------
      9,720,000   Port of Oakland, Series N9,10                               5.000     11/01/2022     9,968,249
----------------------------------------------------------------------------------------------------------------
        750,000   Poway Hsg. (Poinsetta Mobile Home Park)                     5.000     05/01/2023       753,375

                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                               COUPON      MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     7,500,000   Poway Unified School District Special Tax
                  Community Facilities District No. 14                         5.250%   09/01/2036   $ 7,525,875
----------------------------------------------------------------------------------------------------------------
      5,250,000   Poway Unified School District Special Tax
                  Community Facilities District No. 14                         5.250    09/01/2036     5,268,113
----------------------------------------------------------------------------------------------------------------
     13,585,000   Rancho Cucamonga Community Facilities
                  District Special Tax                                         5.375    09/01/2036    13,657,816
----------------------------------------------------------------------------------------------------------------
      2,400,000   Rancho Cucamonga Community Facilities
                  District Special Tax                                         5.375    09/01/2036     2,412,864
----------------------------------------------------------------------------------------------------------------
         20,000   Rancho Santa Fe Community Services
                  District Special Tax                                         6.600    09/01/2023        21,184
----------------------------------------------------------------------------------------------------------------
      2,770,000   Redding Electric System COP RIBS 1                           9.055 3  07/08/2022     3,763,267
----------------------------------------------------------------------------------------------------------------
        500,000   Rialto Speical Tax Community Facilities
                  District No. 2006-1 4                                        5.250    09/01/2026       501,335
----------------------------------------------------------------------------------------------------------------
      1,490,000   Rialto Speical Tax Community Facilities
                  District No. 2006-1 4                                        5.350    09/01/2036     1,506,718
----------------------------------------------------------------------------------------------------------------
         25,000   Richgrove School District                                    6.375    07/01/2018        25,143
----------------------------------------------------------------------------------------------------------------
      5,000,000   Rio Elementary School District                               5.200    09/01/2035     4,996,050
----------------------------------------------------------------------------------------------------------------
        100,000   River Islands Public Financing Authority                     6.000    09/01/2027       103,591
----------------------------------------------------------------------------------------------------------------
     17,500,000   Riverside County Public Financing Authority                  5.000    10/01/2035    17,945,200
----------------------------------------------------------------------------------------------------------------
      1,000,000   Riverside Improvement Bond Act 1915
                  (Hunter Park Assessment District)                            5.100    09/02/2026     1,003,090
----------------------------------------------------------------------------------------------------------------
      1,500,000   Riverside Improvement Bond Act 1915
                  (Hunter Park Assessment District)                            5.200    09/02/2036     1,498,800
----------------------------------------------------------------------------------------------------------------
      2,000,000   Riverside Special Tax Community Facilities
                  District No. 92-1, Series A                                  5.300    09/01/2034     2,016,220
----------------------------------------------------------------------------------------------------------------
      1,000,000   Riverside Unified School District                            5.250    09/01/2035     1,003,180
----------------------------------------------------------------------------------------------------------------
      1,535,000   Riverside Unified School District                            5.250    09/01/2035     1,540,296
----------------------------------------------------------------------------------------------------------------
      2,000,000   Romoland School District                                     5.375    09/01/2038     2,015,620
----------------------------------------------------------------------------------------------------------------
         35,000   Sacramento County Airport System, Series B 1                 5.750    07/01/2024        35,055
----------------------------------------------------------------------------------------------------------------
         75,000   Sacramento Health Facility
                  (Center for Aids Research Education and Services)            5.300    01/01/2024        76,515
----------------------------------------------------------------------------------------------------------------
     12,580,000   Sacramento Hsg. Authority (Northpointe
                  Park Apartments) 9,10                                        5.000    06/01/2037    12,770,587
----------------------------------------------------------------------------------------------------------------
          5,000   Sacramento Municipal Utility District                        5.000    08/15/2028         5,139
----------------------------------------------------------------------------------------------------------------
        125,000   San Bernardino County COP
                  (Medical Center Financing)                                   5.500    08/01/2024       125,161
----------------------------------------------------------------------------------------------------------------
        150,000   San Bernardino Joint Powers Financing Authority
                  (California Dept. of Transportation Lease)                   5.500    12/01/2020       153,198
----------------------------------------------------------------------------------------------------------------
      1,850,000   San Bernardino Joint Powers Financing Authority
                  (Tax Allocation) 2                                           6.625    04/01/2026     2,006,695
----------------------------------------------------------------------------------------------------------------
      5,000,000   San Bernardino Redevel. (San Sevaine)                        5.000    09/01/2035     5,081,950
----------------------------------------------------------------------------------------------------------------
      1,100,000   San Diego County COP                                         5.700    02/01/2028     1,090,452

                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                                COUPON     MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     3,750,000   San Diego County COP
                  (Developmental Service Foundation)                           5.500%   09/01/2027   $ 3,842,213
----------------------------------------------------------------------------------------------------------------
      1,775,000   San Diego County Redevel. Agency (Gillespie Field)           5.400    12/01/2025     1,754,925
----------------------------------------------------------------------------------------------------------------
      6,645,000   San Diego County Redevel. Agency (Gillespie Field)           5.750    12/01/2032     6,595,362
----------------------------------------------------------------------------------------------------------------
         35,000   San Diego Hsg. Authority (Park Crest Properties)             5.450    08/20/2040        35,663
----------------------------------------------------------------------------------------------------------------
         35,000   San Diego Improvement Bond Act 1915                          6.200    09/02/2033        35,042
----------------------------------------------------------------------------------------------------------------
        490,000   San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                           5.900    06/01/2018       498,183
----------------------------------------------------------------------------------------------------------------
         50,000   San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                           5.900    06/01/2018        50,347
----------------------------------------------------------------------------------------------------------------
        140,000   San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                           5.900    09/01/2018       140,970
----------------------------------------------------------------------------------------------------------------
        325,000   San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                           5.900    09/01/2018       325,416
----------------------------------------------------------------------------------------------------------------
         15,000   San Diego Public Facilities Financing Authority              5.000    05/15/2029        15,316
----------------------------------------------------------------------------------------------------------------
         35,000   San Diego Public Facilities Financing Authority, Series B    5.000    05/15/2029        35,736
----------------------------------------------------------------------------------------------------------------
      1,000,000   San Diego Sewer 1                                            5.000    05/15/2023     1,000,800
----------------------------------------------------------------------------------------------------------------
      1,540,000   San Diego Sewer, Series A 1                                  5.000    05/15/2023     1,540,231
----------------------------------------------------------------------------------------------------------------
      2,730,000   San Diego Sewer, Series A 1                                  5.250    05/15/2020     2,735,023
----------------------------------------------------------------------------------------------------------------
         50,000   San Diego State University Foundation Auxiliary
                  Organization                                                 5.000    03/01/2032        51,203
----------------------------------------------------------------------------------------------------------------
      7,525,000   San Diego Unified School District 9,10                       5.000    07/01/2027     7,968,266
----------------------------------------------------------------------------------------------------------------
      9,780,000   San Diego Unified School District 9,10                       5.000    07/01/2023    10,632,718
----------------------------------------------------------------------------------------------------------------
         15,000   San Francisco Bay Area Rapid Transit District                5.000    07/01/2028        15,293
----------------------------------------------------------------------------------------------------------------
        500,000   San Francisco City & County (Golden Gate Park)               5.250    06/15/2017       505,555
----------------------------------------------------------------------------------------------------------------
         15,000   San Francisco City & County Airports Commission              5.000    05/01/2023        15,457
----------------------------------------------------------------------------------------------------------------
         90,000   San Francisco City & County Airports Commission 1            5.000    05/01/2029        90,712
----------------------------------------------------------------------------------------------------------------
         20,000   San Francisco City & County Airports Commission              5.000    05/01/2029        20,158
----------------------------------------------------------------------------------------------------------------
         40,000   San Francisco City & County Airports Commission 1            5.000    05/01/2030        40,443
----------------------------------------------------------------------------------------------------------------
        100,000   San Francisco City & County Airports Commission 1            5.250    05/01/2031       102,203
----------------------------------------------------------------------------------------------------------------
      7,875,000   San Francisco City & County Redevel. Agency
                  (Ceatrice Polite Apartments)                                 5.000    07/20/2047     7,733,408
----------------------------------------------------------------------------------------------------------------
      1,500,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.150    08/01/2035     1,487,715
----------------------------------------------------------------------------------------------------------------
        435,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.630 5  08/01/2020       202,145
----------------------------------------------------------------------------------------------------------------
        590,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.750 5  08/01/2022       242,295
----------------------------------------------------------------------------------------------------------------
        615,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.800 5  08/01/2023       237,095
----------------------------------------------------------------------------------------------------------------
        540,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.850 5  08/01/2024       195,410

                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                                COUPON     MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       420,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.900% 5 08/01/2025   $   143,149
----------------------------------------------------------------------------------------------------------------
      2,745,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.900 5  08/01/2030       693,442
----------------------------------------------------------------------------------------------------------------
      6,035,000   San Francisco City & County Redevel. Agency
                  (Mission Bay South)                                          5.960 5  08/01/2034     1,190,464
----------------------------------------------------------------------------------------------------------------
        450,000   San Francisco City & County Redevel.
                  Financing Authority, Series A                                5.000    08/01/2017       450,365
----------------------------------------------------------------------------------------------------------------
      6,490,000   San Jacinto Financing Authority, Tranche A                   6.600    09/01/2033     6,210,216
----------------------------------------------------------------------------------------------------------------
      6,345,000   San Jacinto Financing Authority, Tranche B                   6.600    09/01/2033     5,942,156
----------------------------------------------------------------------------------------------------------------
      6,530,000   San Jacinto Financing Authority, Tranche C                   6.600    09/01/2033     5,647,993
----------------------------------------------------------------------------------------------------------------
        500,000   San Jacinto Unified School District Special Tax
                  Community Facilities District No. 2005-4                     5.100    09/01/2036       492,040
----------------------------------------------------------------------------------------------------------------
         35,000   San Joaquin Hills Transportation Corridor Agency             5.250    01/15/2030        35,851
----------------------------------------------------------------------------------------------------------------
      1,290,000   San Jose Multifamily Hsg.
                  (Almaden Senior Hsg. Partners)                               5.350    07/15/2034     1,337,072
----------------------------------------------------------------------------------------------------------------
      1,400,000   San Jose Multifamily Hsg. (Fallen Leaves Apartments) 1       5.150    06/01/2036     1,429,848
----------------------------------------------------------------------------------------------------------------
         25,000   San Jose Redevel. Agency                                     5.000    08/01/2032        25,430
----------------------------------------------------------------------------------------------------------------
      1,500,000   San Leandro Community Facilities District No. 1
                  Special Tax                                                  6.400    09/01/2019     1,575,090
----------------------------------------------------------------------------------------------------------------
      6,000,000   San Marcos Special Tax                                       5.950    09/01/2035     6,220,740
----------------------------------------------------------------------------------------------------------------
         25,000   San Mateo Sewer, Series A                                    5.000    08/01/2025        25,428
----------------------------------------------------------------------------------------------------------------
      1,000,000   Santa Ana Financing Authority (Mainplace)                    5.600    09/01/2019     1,064,290
----------------------------------------------------------------------------------------------------------------
        525,000   Santa Clara County Hsg. Authority
                  (Rivertown Apartments)                                       6.000    08/01/2041       554,694
----------------------------------------------------------------------------------------------------------------
        350,000   Santa Monica Community College District                      5.750    07/01/2020       354,046
----------------------------------------------------------------------------------------------------------------
      3,895,000   Santaluz Special Tax Community Facilities
                  District No. 2                                               6.375    09/01/2030     3,977,535
----------------------------------------------------------------------------------------------------------------
      2,000,000   Seal Beach Community Facilities District
                  (Pacific Gateway Business Center)                            5.300    09/01/2036     1,998,400
----------------------------------------------------------------------------------------------------------------
         10,000   Seaside Redevel. Agency Tax Allocation                       5.375    08/01/2033        10,312
----------------------------------------------------------------------------------------------------------------
      1,090,000   Shafter Community Devel. Agency                              5.400    11/01/2026     1,097,150
----------------------------------------------------------------------------------------------------------------
      3,335,000   Shafter Community Devel. Agency                              5.450    11/01/2036     3,346,406
----------------------------------------------------------------------------------------------------------------
         20,000   Sonoma County Community Redevel. Agency
                  (Roseland)                                                   7.900    08/01/2013        20,337
----------------------------------------------------------------------------------------------------------------
      1,585,000   South El Monte Improvement District (Merged Aera)            5.000    08/01/2030     1,617,968
----------------------------------------------------------------------------------------------------------------
      5,245,000   South El Monte Improvement District (Merged Aera)            5.000    08/01/2035     5,345,075
----------------------------------------------------------------------------------------------------------------
     10,320,000   Southern CA Logistics Airport Authority                      5.000    12/01/2035    11,148,902
----------------------------------------------------------------------------------------------------------------
      5,460,000   Southern CA Logistics Airport Authority 1                    5.000    12/01/2043     5,566,306
----------------------------------------------------------------------------------------------------------------
     19,335,000   Southern CA Logistics Airport Authority                      5.000    12/01/2043    19,711,452
----------------------------------------------------------------------------------------------------------------
        150,000   Southern CA Public Power Authority RIBS                      7.559 3  07/01/2012       150,435
----------------------------------------------------------------------------------------------------------------
     97,775,000   Southern CA Tobacco Securitization Authority                 7.100 5  06/01/2046     6,249,778

                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                            VALUE
         AMOUNT                                                                COUPON     MATURITY    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     4,340,000   Stanislaus County Redevel. (Keyes Storm Drain)                5.375%  08/01/2036   $ 4,376,977
----------------------------------------------------------------------------------------------------------------
      1,450,000   Stockton Public Financing Authority, Series A                 5.000   09/01/2022     1,493,370
----------------------------------------------------------------------------------------------------------------
      1,450,000   Stockton Public Financing Authority, Series A                 5.000   09/01/2023     1,491,006
----------------------------------------------------------------------------------------------------------------
      1,325,000   Stockton Public Financing Authority, Series A                 5.000   09/01/2024     1,360,325
----------------------------------------------------------------------------------------------------------------
      1,350,000   Stockton Public Financing Authority, Series A                 5.000   09/01/2025     1,383,804
----------------------------------------------------------------------------------------------------------------
      3,025,000   Stockton Public Financing Authority, Series A                 5.250   09/01/2031     3,158,493
----------------------------------------------------------------------------------------------------------------
     10,000,000   Stockton Public Financing Authority, Series A                 5.250   07/01/2037    10,394,900
----------------------------------------------------------------------------------------------------------------
        135,000   Stockton Public Financing Authority, Series A                 5.875   09/02/2016       135,293
----------------------------------------------------------------------------------------------------------------
      1,500,000   Tehachapi Redevel. Agency Tax                                 5.250   12/01/2035     1,568,475
----------------------------------------------------------------------------------------------------------------
      2,250,000   Tejon Ranch Public Facilities Finance Authority
                  Special Tax (Community Facilities District No. 1)             7.200   09/01/2030     2,322,158
----------------------------------------------------------------------------------------------------------------
        990,000   Temecula Public Financing Authority
                  (Roripaugh Community Facilities District)                     4.900   09/01/2013       970,992
----------------------------------------------------------------------------------------------------------------
        165,000   Temecula Public Financing Authority
                  (Roripaugh Community Facilities District)                     5.000   09/01/2014       164,396
----------------------------------------------------------------------------------------------------------------
        740,000   Temecula Public Financing Authority
                  (Roripaugh Community Facilities District)                     5.050   09/01/2015       733,540
----------------------------------------------------------------------------------------------------------------
        705,000   Temecula Public Financing Authority
                  (Roripaugh Community Facilities District)                     5.100   09/01/2016       699,438
----------------------------------------------------------------------------------------------------------------
      8,000,000   Temecula Public Financing Authority
                  (Roripaugh Community Facilities District)                     5.450   09/01/2026     7,985,040
----------------------------------------------------------------------------------------------------------------
     13,790,000   Temecula Public Financing Authority
                  (Roripaugh Community Facilities District)                     5.500   09/01/2036    13,678,991
----------------------------------------------------------------------------------------------------------------
      2,000,000   Temecula Valley Unified School District                       5.500   09/01/2035     2,034,480
----------------------------------------------------------------------------------------------------------------
      1,025,000   Tracy Community Facilities District No. 1
                  Special Tax (NEI Phase II)                                    5.700   09/01/2026     1,035,875
----------------------------------------------------------------------------------------------------------------
      3,105,000   Tracy Community Facilities District No. 1
                  Special Tax (NEI Phase II)                                    5.750   09/01/2036     3,129,933
----------------------------------------------------------------------------------------------------------------
      1,080,000   Tracy Community Facilities District No. 1
                  Special Tax (NEI Phase II)                                    5.750   09/01/2036     1,088,672
----------------------------------------------------------------------------------------------------------------
      1,625,000   Tri-City Hospital District 1                                  6.000   02/01/2022     1,661,741
----------------------------------------------------------------------------------------------------------------
      4,560,000   Trinity County COP 2                                          8.500   01/15/2026     4,594,793
----------------------------------------------------------------------------------------------------------------
         50,000   Truckee-Donner Public Utility District Special Tax
                  Community Facilities District No. 03-1                        6.100   09/01/2033        51,512
----------------------------------------------------------------------------------------------------------------
         60,000   Turlock Public Financing Authority                            5.450   09/01/2024        61,399
----------------------------------------------------------------------------------------------------------------
      1,600,000   Tustin Community Facilities District Special Tax
                  (John Lang Homes)                                             5.500   09/01/2034     1,631,808
----------------------------------------------------------------------------------------------------------------
      6,810,000   University of California, Series E                            5.125   09/01/2020     6,966,017
----------------------------------------------------------------------------------------------------------------
        100,000   Upland Community Facilities District Special Tax              5.900   09/01/2024       104,974
----------------------------------------------------------------------------------------------------------------
      2,670,000   Upland Community Facilities District Special Tax
                  (San Antonio)                                                 6.100   09/01/2034     2,853,776

                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                                COUPON     MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$       200,000   Vacaville Improvement Bond Act 1915
                  (Nut Tree Assessment District)                                5.600%  09/02/2025  $      206,032
------------------------------------------------------------------------------------------------------------------
        250,000   Vacaville Public Financing Authority                          5.400   09/01/2022         251,393
------------------------------------------------------------------------------------------------------------------
        415,000   Val Verde Unified School District Special Tax                 5.450   09/01/2036         423,462
------------------------------------------------------------------------------------------------------------------
        850,000   Vallejo COP (Marine World Foundation) 2                       7.000   02/01/2017         875,543
------------------------------------------------------------------------------------------------------------------
      1,000,000   Vallejo COP (Marine World Foundation) 2                       7.200   02/01/2026       1,029,900
------------------------------------------------------------------------------------------------------------------
         30,000   Vallejo Public Financing Authority COP                        5.250   07/15/2029          31,219
------------------------------------------------------------------------------------------------------------------
      1,375,000   Valley Sanitation District                                    5.200   09/02/2030       1,376,746
------------------------------------------------------------------------------------------------------------------
      2,000,000   Ventura County Area Hsg. Authority
                  (Mira Vista Senior Apartments) 1                              5.150   12/01/2031       2,042,460
------------------------------------------------------------------------------------------------------------------
      4,015,000   Ventura County Area Hsg. Authority
                  (Mira Vista Senior Apartments) 1                              5.200   12/01/2039       4,090,602
------------------------------------------------------------------------------------------------------------------
         15,000   Ventura County Superintendent of Schools Office COP           5.000   12/01/2033          15,291
------------------------------------------------------------------------------------------------------------------
         30,000   West Hills Community College District                         5.000   08/01/2029          30,509
------------------------------------------------------------------------------------------------------------------
        125,000   West Patterson Financing Authority Special Tax                6.100   09/01/2032         134,314
------------------------------------------------------------------------------------------------------------------
         50,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                          6.000   09/01/2024          51,760
------------------------------------------------------------------------------------------------------------------
      4,155,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                          6.125   09/01/2031       4,300,467
------------------------------------------------------------------------------------------------------------------
        805,000   Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)                          6.875   09/01/2031         860,891
------------------------------------------------------------------------------------------------------------------
      6,250,000   Westlands Water District 9,10                                 5.000   09/01/2030       6,415,038
------------------------------------------------------------------------------------------------------------------
     10,565,000   Westlands Water District 9,10                                 5.000   09/01/2035      10,820,454
------------------------------------------------------------------------------------------------------------------
      4,200,000   Westside Union School District                                5.250   09/01/2036       4,214,490
------------------------------------------------------------------------------------------------------------------
         15,000   Yucaipa Redevel. Agency
                  (Eldorado Palms Mobile Home)                                  6.000   05/01/2030          15,546
                                                                                                    --------------
                                                                                                     1,580,417,672
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--9.1%
      3,250,000   Northern Mariana Islands Ports Authority, Series A            5.500   03/15/2031       3,217,338
------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Commonwealth GO                                   5.250   07/01/2022       5,168,050
------------------------------------------------------------------------------------------------------------------
     11,000,000   Puerto Rico Commonwealth GO                                   5.250   07/01/2023      11,363,110
------------------------------------------------------------------------------------------------------------------
      2,245,000   Puerto Rico HBFA                                              6.250   04/01/2029       2,275,891
------------------------------------------------------------------------------------------------------------------
        670,000   Puerto Rico HFC (Homeowner Mtg.)                              5.200   12/01/2032         682,114
------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000   07/01/2030       2,023,600
------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Highway & Transportation Authority,
                  Series K                                                      5.000   07/01/2035       5,048,150
------------------------------------------------------------------------------------------------------------------
      6,055,000   Puerto Rico ITEMECF (Cogeneration Facilities)                 6.625   06/01/2026       6,590,323
------------------------------------------------------------------------------------------------------------------
      2,665,000   Puerto Rico ITEMECF (Mennonite General Hospital)              6.500   07/01/2012       2,678,112
------------------------------------------------------------------------------------------------------------------
      6,900,000   Puerto Rico Municipal Finance Agency, Series A                5.250   08/01/2023       7,178,484
------------------------------------------------------------------------------------------------------------------
      1,500,000   Puerto Rico Municipal Finance Agency, Series A                5.250   08/01/2025       1,557,195

                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                                COUPON     MATURITY      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    29,415,000   Puerto Rico Port Authority (American Airlines),
                  Series A 1                                                    6.250%  06/01/2026  $   29,180,857
------------------------------------------------------------------------------------------------------------------
     20,000,000   Puerto Rico Public Buildings Authority                        5.250   07/01/2033      20,686,000
------------------------------------------------------------------------------------------------------------------
     27,000,000   V.I. Public Finance Authority (Hovensa Coker)                 6.500   07/01/2021      30,290,760
------------------------------------------------------------------------------------------------------------------
      4,515,000   V.I. Public Finance Authority, Series A                       6.375   10/01/2019       4,929,883
------------------------------------------------------------------------------------------------------------------
      5,150,000   V.I. Public Finance Authority, Series E                       6.000   10/01/2022       5,365,552
                                                                                                    --------------
                                                                                                       138,235,419
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,666,504,598)--113.8%                                            1,718,653,091
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(13.8)                                                         (208,671,399)
                                                                                                    --------------

NET ASSETS--100.0%                                                                                  $1,509,981,692
                                                                                                    ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of July 31,
2006 was $19,456,640, which represents 1.29% of the Fund's net assets. See Note
5 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after
July 31, 2006. See Note 1 of accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

9. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

10. Security has been restated. See Note 9 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG           Assoc. of Bay Area Governments
CDA            Communities Devel. Authority
CHCC           Community Hospitals of Central California
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax Exempt Receipts
FCHMC          Fresno Community Hospital & Medical Center
GO             General Obligation
HBFA           Housing Bank and Finance Agency
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
IDA            Industrial Devel. Agency
INFLOS         Inverse Floating Rate Securities
ITEMECF        Industrial, Tourist, Educational, Medical and Environmental
               Community Facilities
M-S-R          Modesto Irrigation District of the City of Santa Clara and the
               City of Redding
PARS           Periodic Auction Reset Securities
RIBS           Residual Interest Bonds
RITES          Residual Interest Tax Exempt Security
ROLs           Residual Option Longs
SHF            Sierra Hospital Foundation
TASC           Tobacco Settlement Asset-Backed Bonds
V.I.           United States Virgin Islands

                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  July 31, 2006
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             VALUE 1         PERCENT 1
--------------------------------------------------------------------------------
Tobacco Settlement Payments                  $   393,979,794              22.9%
Special Tax                                      354,060,224              20.6
Special Assessment                               178,341,460              10.4
General Obligation                               166,869,061               9.7
Marine/Aviation Facilities                       132,773,180               7.7
Hospital/Health Care                              67,907,698               3.9
Multifamily Housing                               64,560,703               3.8
Municipal Leases                                  58,382,769               3.4
Water Utilities                                   44,066,567               2.6
Single Family Housing                             33,354,372               1.9
Resource Recovery                                 32,901,938               1.9
Education                                         32,400,781               1.9
Pollution Control                                 30,721,252               1.8
Airlines                                          29,203,857               1.7
Higher Education                                  24,756,154               1.4
Gas Utilities                                     13,145,335               0.8
Electric Utilities                                12,115,852               0.7
Hotels, Restaurants & Leisure                     10,698,856               0.6
Sales Tax Revenue                                 10,310,728               0.6
Adult Living Facilities                            9,980,001               0.6
Highways/Railways                                  9,673,801               0.6
Sewer Utilities                                    5,352,534               0.3
Parking Fee Revenue                                2,595,478               0.2
Not-for-Profit Organization                          470,906               0.0
Manufacturing, Durable Goods                          29,790               0.0
                                             ----------------------------------
Total                                        $ 1,718,653,091             100.0%
                                             ==================================

1.    Restated. See Note 9 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
(As restated, see Note 9)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,666,504,598)--see accompanying statement of investments         $ 1,718,653,091
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                   846,810
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                            19,269,151
Investments sold                                                                                    15,007,991
Shares of beneficial interest sold                                                                  13,916,388
Other                                                                                                   29,450
                                                                                               ----------------
Total assets                                                                                     1,767,722,881

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                     206,380,000
Investments purchased on a when-issued basis or forward commitment                                  27,803,819
Payable on borrowings (See Note 6)                                                                  20,300,000
Shares of beneficial interest redeemed                                                               1,334,291
Dividends                                                                                            1,325,229
Distribution and service plan fees                                                                     300,289
Trustees' compensation                                                                                 127,901
Transfer and shareholder servicing agent fees                                                           41,160
Shareholder communications                                                                              38,536
Interest expense                                                                                        31,962
Other                                                                                                   58,002
                                                                                               ----------------
Total liabilities                                                                                  257,741,189

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 1,509,981,692
                                                                                               ----------------

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $       132,072
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       1,460,552,295
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                      107,941
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (2,959,109)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                          52,148,493
                                                                                               ----------------
NET ASSETS                                                                                     $ 1,509,981,692
                                                                                               ================

                   41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,213,318,778 and
106,095,276 shares of beneficial interest outstanding)                                               $   11.44
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $   12.01
---------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $64,421,335 and 5,628,906 shares of beneficial
interest outstanding)                                                                                $   11.44
---------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $232,241,579 and 20,347,769 shares of
beneficial interest outstanding)                                                                     $   11.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
(As restated, see Note 9)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                       $    70,004,847
---------------------------------------------------------------------------------------------------------------
Other income                                                                                             1,431
                                                                                               ----------------
Total investment income                                                                             70,006,278

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      5,242,692
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                              2,183,937
Class B                                                                                                616,055
Class C                                                                                              1,489,740
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                283,858
Class B                                                                                                 34,441
Class C                                                                                                 63,505
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 60,291
Class B                                                                                                  7,136
Class C                                                                                                 13,752
---------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                      5,840,570
---------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                       1,582,006
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  41,247
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                129
---------------------------------------------------------------------------------------------------------------
Other                                                                                                  227,868
                                                                                               ----------------
Total expenses                                                                                      17,687,227

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               52,319,051

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                       639,056
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                (1,677,737)

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    51,280,370
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
(As restated, see Note 9)
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                    2006               2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   52,319,051    $    31,792,690
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            639,056          1,456,248
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            (1,677,737)        61,321,844
                                                                             ----------------------------------
Net increase in net assets resulting from operations                             51,280,370         94,570,782

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                         (47,693,962)       (26,908,765)
Class B                                                                          (2,801,541)        (3,003,604)
Class C                                                                          (6,728,044)        (2,082,510)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                         596,412,265        168,989,275
Class B                                                                           5,353,808        (13,357,770)
Class C                                                                         153,276,896         44,091,249

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                  749,099,792        262,298,657
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                             760,881,900        498,583,243
                                                                             ----------------------------------

End of period (including accumulated net investment income of
$107,941 and $5,012,437, respectively)                                       $1,509,981,692    $   760,881,900
                                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                     $    51,280,370
---------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                               (1,093,651,679)
Proceeds from disposition of investment securities                                                 493,799,411
Short-term investment securities, net                                                             (129,809,633)
Premium amortization                                                                                 2,949,345
Discount accretion                                                                                  (3,268,754)
Net realized gain on investments                                                                      (639,056)
Net change in unrealized appreciation on investments                                                 1,677,737
Increase in interest receivable                                                                     (7,386,767)
Increase in receivable for securities sold                                                          (9,202,991)
Increase in other assets                                                                                (8,082)
Decrease in payable for securities purchased                                                       (45,972,942)
Increase in payable for accrued expenses                                                               141,692
                                                                                               ----------------
Net cash used in operating activities                                                             (740,091,349)

---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowing                                                                       704,800,000
Payments on bank borrowing                                                                        (752,100,000)
Proceeds from short-term floating rate notes issued                                                 91,310,000
Proceeds from shares sold                                                                          894,930,571
Payment on shares redeemed                                                                        (174,515,421)
Cash distributions paid                                                                            (24,266,875)
                                                                                               ----------------
Net cash provided by financing activities                                                          740,158,275
---------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                    66,926
---------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                                779,884
                                                                                               ----------------
Cash, ending balance                                                                           $       846,810
                                                                                               ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $32,221,130

Cash paid for interest on bank borrowings--$1,627,586

Cash paid for interest on short-term floating rate notes issued--$5,840,570.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                        2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.52      $    10.31      $    9.97      $   10.60     $   10.49
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .55 1           .62 1          .68            .63           .53
Net realized and unrealized gain (loss)                (.02)           1.21            .27           (.66)          .10
                                                 -------------------------------------------------------------------------
Total from investment operations                        .53            1.83            .95           (.03)          .63
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.61)           (.62)          (.61)          (.60)         (.52)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.44      $    11.52      $   10.31      $    9.97     $   10.60
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.74%          18.20%          9.54%         (0.57)%        6.20%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $1,213,319      $  621,736      $ 401,491      $ 385,141     $ 409,689
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  901,717      $  477,934      $ 400,452      $ 410,237     $ 398,651
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.85%           5.59%          6.52%          5.88%         5.09%
Expenses excluding interest and fees
on short-term floating rate notes issued               0.92%           0.92%          1.00%          0.96%         0.86%
Interest and fees on short-term
floating rate notes issued 4                           0.52%           0.34%          0.20%          0.17%         0.07%
                                                 -------------------------------------------------------------------------
Total expenses                                         1.44%           1.26%          1.20%          1.13%         0.93% 5
Expenses after payments and waivers and
reduction to custodian expenses                        1.44%           1.26%          1.17%          1.13%         0.93%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  43%              4%            27%            50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompany Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS B     YEAR ENDED JULY 31,                        2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.53      $    10.31      $    9.97      $   10.61     $   10.50
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .47 1           .54 1          .64            .55           .45
Net realized and unrealized gain (loss)                (.04)           1.22            .22           (.68)          .10
                                                 -------------------------------------------------------------------------
Total from investment operations                        .43            1.76            .86           (.13)          .55
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.52)           (.54)          (.52)          (.51)         (.44)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.44      $    11.53      $   10.31      $    9.97     $   10.61
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.83%          17.40%          8.70%         (1.42)%        5.39%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   64,421      $   59,530      $  65,991      $ 101,079     $ 128,857
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   61,780      $   61,244      $  84,482      $ 118,611     $ 132,685
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.11%           4.90%          5.76%          5.09%         4.32%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.71%           1.69%          1.77%          1.73%         1.62%
Interest and fees on short-term
floating rate notes issued 4                           0.52%           0.34%          0.20%          0.17%         0.07%
                                                 -------------------------------------------------------------------------
Total expenses                                         2.23%           2.03%          1.97%          1.90%         1.69% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.23%           2.03%          1.94%          1.90%         1.69%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  43%              4%            27%            50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompany Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                        2006            2005           2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    11.50      $    10.29     $     9.95      $   10.58     $   10.48
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .46 1           .52 1          .60            .54           .46
Net realized and unrealized gain (loss)                (.03)           1.23            .26           (.66)          .08
                                                 -------------------------------------------------------------------------
Total from investment operations                        .43            1.75            .86           (.12)          .54
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.52)           (.54)          (.52)          (.51)         (.44)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    11.41      $    11.50     $    10.29      $    9.95     $   10.58
                                                 =========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.85%          17.33%          8.71%         (1.33)%        5.31%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  232,242      $   79,616     $   31,102      $  27,898     $  24,936
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  149,437      $   43,444     $   30,371      $  27,011     $  21,775
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.05%           4.73%          5.74%          5.12%         4.33%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.68%           1.69%          1.78%          1.73%         1.62%
Interest and fees on short-term
floating rate notes issued 4                           0.52%           0.34%          0.20%          0.17%         0.07%
                                                 -------------------------------------------------------------------------
Total expenses                                         2.20%           2.03%          1.98%          1.90%         1.69% 5
Expenses after payments and waivers and
reduction to custodian expenses                        2.20%           2.03%          1.95%          1.90%         1.69%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  43%              4%            27%            50%           27%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompany Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose

                   49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $121,996,290 as of July 31, 2006, which represents
6.90% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's
Statement of Operations. At July 31, 2006 municipal bond holdings with a value of $310,483,758 shown on the Fund's Statement of Investments are held by such
Trusts and serve as collateral for the $206,380,000 in short-term floating rate notes issued and outstanding at that date. See Note 9.

                   50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

At July 31, 2006 the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                             VALUE AS OF
AMOUNT         INVERSE FLOATER 1                               COUPON 2  MATURITY   JULY 31, 2006
--------------------------------------------------------------------------------------------------
$ 12,490,000   CA GO RITES                                      5.380%     6/1/31   $  13,034,064
  10,850,000   CA GO DRIVERS                                    6.051      8/1/13      11,267,508
   5,425,000   CA GO ROLs                                       8.440      6/1/31       6,087,067
   4,560,000   CA GO ROLs                                       6.070      2/1/33       4,713,444
   9,250,000   CA Golden State Tobacco
               Securitization Corp. ROLs                        8.440      6/1/35      10,352,785
   2,375,000   Los Angeles Dept. of Water
               & Power RITES                                    6.432      7/1/24       2,504,390
   4,400,000   Los Angeles Harbor Dept. ROLs                    8.534      8/1/25       4,920,872
   4,625,000   Los Angeles Harbor Dept. ROLs                    8.537      8/1/26       5,121,170
   2,500,000   Los Angeles Unified School District ROLs         7.506      7/1/15       2,852,475
   2,500,000   Los Angeles Unified School District ROLs         7.506      7/1/16       2,852,475
   1,500,000   Los Angeles Unified School District ROLs         7.506      7/1/17       1,711,485
   4,550,000   M-S-R Public Power Agency (San Juan) ROLs        5.363      7/1/17       4,563,468
   3,250,000   Merced Irrigation District ROLs                  9.642      9/1/36       3,984,825
   2,660,000   Port of Oakland RITES                            7.897     11/1/25       3,012,610
   2,500,000   Port of Oakland RITES                            6.989     11/1/15       2,777,500
   2,500,000   Port of Oakland RITES                            7.239     11/1/17       2,809,700
   5,025,000   Port of Oakland RITES                            6.397     11/1/32       5,267,607
   2,430,000   Port of Oakland RITES                            6.397     11/1/22       2,678,249
   3,145,000   Sacremento Hsg. Authority ROLs                   8.538      6/1/37       3,335,587
   1,880,000   San Diego Unitifed School District GO RITES      6.432      7/1/27       2,323,267
   2,445,000   San Diego Unitifed School District GO RITES      7.436      7/1/23       3,297,718
   2,645,000   Westlands Water District RITES                   6.554      9/1/35       2,900,454
   1,570,000   Westlands Water District RITES                   6.554      9/1/30       1,735,038
                                                                                    -------------
                                                                                    $ 104,103,758
                                                                                    =============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 39 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $27,803,819 of securities issued on a when-issued basis or forward commitment.

                   51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2006, securities with an aggregate market value of $23,000, representing less than 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED               ACCUMULATED      OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                      LOSS     FOR FEDERAL INCOME
INCOME                    GAIN      CARRYFORWARD 1,2,3,4           TAX PURPOSES
--------------------------------------------------------------------------------
$ 1,558,904               $ --               $ 3,201,257           $ 52,390,641

1. As of July 31, 2006, the Fund had $789,546 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforward were as follows:

                 EXPIRING
                 -------------------------------
                 2009                  $ 789,546

2. As of July 31, 2006, the Fund had $2,411,711 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended July 31, 2006, the Fund utilized $2,383,733 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2005, the Fund utilized $1,502,286 of capital loss carryforward to offset capital gains realized in that fiscal year.

                   52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2006. Net assets of the
Fund were unaffected by the reclassifications.

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                          YEAR ENDED      YEAR ENDED
                                       JULY 31, 2006   JULY 31, 2005
       -------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends       $  57,223,547   $  31,994,879

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities         $1,459,882,450
                                              ==============
       Gross unrealized appreciation          $   56,826,172
       Gross unrealized depreciation              (4,435,531)
                                              --------------
       Net unrealized appreciation            $   52,390,641
                                              ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31,
2006, the Fund's projected benefit obligations were increased by $18,222 and payments of $8,353 were made to retired trustees, resulting in an accumulated liability of $101,005 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

                   53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JULY 31, 2006     YEAR ENDED JULY 31, 2005
                                SHARES          AMOUNT       SHARES          AMOUNT
------------------------------------------------------------------------------------
CLASS A
Sold                        61,470,593   $ 702,679,345   19,938,576   $ 223,516,947
Dividends and/or
distributions reinvested     2,356,584      26,919,076    1,431,372      15,844,672
Redeemed                   (11,682,307)   (133,186,156)  (6,371,483)    (70,372,344)
                           ---------------------------------------------------------
Net increase                52,144,870   $ 596,412,265   14,998,465   $ 168,989,275
                           =========================================================

------------------------------------------------------------------------------------
CLASS B
Sold                         1,827,466   $  20,914,336    1,070,121   $  11,925,943
Dividends and/or
distributions reinvested       146,686       1,677,801      164,749       1,816,688
Redeemed                    (1,507,341)    (17,238,329)  (2,471,135)    (27,100,401)
                           ---------------------------------------------------------
Net increase (decrease)        466,811   $   5,353,808   (1,236,265)  $ (13,357,770)
                           =========================================================

------------------------------------------------------------------------------------
CLASS C
Sold                        15,301,733   $ 174,645,638    4,514,407   $  50,858,939
Dividends and/or
distributions reinvested       318,044       3,624,253      106,662       1,181,896
Redeemed                    (2,193,411)    (24,992,995)    (722,327)     (7,949,586)
                           ---------------------------------------------------------
Net increase                13,426,366   $ 153,276,896    3,898,742   $  44,091,249
                           =========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                      PREVIOUSLY REPORTED              RESTATED, SEE NOTE 9
                                 PURCHASES          SALES          PURCHASES          SALES
--------------------------------------------------------------------------------------------
Investment securities       $1,100,868,578   $706,128,861     $1,093,651,679   $493,799,411

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

          FEE SCHEDULE
          ---------------------------------------------
          Up to $200 million of net assets        0.60%
          Next $100 million of net assets         0.55
          Next $200 million of net assets         0.50
          Next $250 million of net assets         0.45
          Next $250 million of net assets         0.40
          Over $1 billion of net assets           0.35

                   55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid $363,142 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $2,610,903 and $3,346,765, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                   56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2006        $1,327,559         $14,844        $124,510        $108,011

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees not to exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely, however, it may be amended or withdrawn by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2006, the average daily loan balance was
$36,349,041 at an average daily interest rate of 4.336%. The Fund had borrowings outstanding of $20,300,000

                   57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

at July 31, 2006 at an interest rate of 5.3126%. The Fund had gross borrowings and gross loan repayments of $704,800,000 and $752,100,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2006 was $87,700,000. The Fund paid
$153,837 in fees and $1,627,586 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

                   58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
9. RESTATEMENT

Subsequent to the issuance of the July 31, 2006 financial statements, the
Manager determined that transfers of certain municipal bond securities by the
Fund to trusts in connection with its investment in inverse floating rate securities during the fiscal years ended July 31, 2002 through 2006, do not qualify as sales under Statement of Financial Accounting Standard No. 140,
ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS
OF LIABILITIES, and should have been accounted for as secured borrowings.
Accordingly, the Fund has restated its July 31, 2006 Statement of Investments, its July 31, 2006 Statement of Assets and Liabilities, its fiscal 2006 Statement of Operations, its fiscal 2005 and fiscal 2006 Statements of Changes in Net
Assets and its fiscal 2002 through fiscal 2006 Financial Highlights. In connection with the restatement, the Fund also included a Statement of Cash
Flows for its fiscal year ending July 31, 2006.

      The restatement has no effect on the Fund's previously reported net assets, net asset values per share or total return.

STATEMENT OF ASSETS AND LIABILITIES AS OF JULY 31, 2006

                                                       PREVIOUSLY REPORTED          RESTATED
--------------------------------------------------------------------------------------------
ASSETS
   Investments, at value                               $     1,512,273,091   $ 1,718,653,091
   Cost of investments                                       1,459,877,574     1,666,504,598*
   Total assets                                              1,561,342,881     1,767,722,881
LIABILITIES
   Payable for short-term floating rate notes issued                   N/A       206,380,000
   Total liabilities                                            51,361,189       257,741,189
NET ASSETS
   Accumulated net realized loss on investments                 (3,206,133)       (2,959,109)*
   Net unrealized appreciation on investments                   52,395,517        52,148,493*

* The restated amounts include an increase to "Accumulated net realized loss on investments", a decrease to "Cost of investments" and an increase to "Net unrealized appreciation on investments" in the amount of $424,886 related to reversals of gains previously realized in the Fund's fiscal years prior to 2005.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
   Interest                                            $        64,164,277   $    70,004,847
   Total investment income                                      64,165,708        70,006,278
EXPENSES
   Interest expense and fees on short-term
   floating rate notes issued                                          N/A         5,840,570
   Total expenses                                               11,846,657        17,687,227
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on investments                         (32,854)          639,056
   Net change in unrealized appreciation on
   investments                                                  (1,005,827)       (1,677,737)

                   59 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
(As restated, see Note 9)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. RESTATEMENT Continued

STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDING JULY 31, 2006 AND 2005

OPERATIONS 2006                                        PREVIOUSLY REPORTED          RESTATED
---------------------------------------------------------------------------------------------
   Net realized gain (loss)                            $           (32,854)  $       639,056
   Net change in unrealized appreciation                        (1,005,827)       (1,677,737)

OPERATIONS 2005                                        PREVIOUSLY REPORTED          RESTATED
---------------------------------------------------------------------------------------------
   Net realized gain (loss)                            $         1,502,281   $     1,456,248
   Net change in unrealized appreciation                        61,275,811        61,321,844

FINANCIAL HIGHLIGHTS FOR THE YEARS ENDING JULY 31, 2006, 2005, 2004, 2003 AND
2002

RATIOS TO AVERAGE    INTEREST AND                  EXPENSES AFTER
NET ASSETS:               FEES ON                    PAYMENTS AND
                       SHORT-TERM                     WAIVERS AND   PORTFOLIO
                    FLOATING RATE      TOTAL         REDUCTION TO    TURNOVER
                     NOTES ISSUED   EXPENSES   CUSTODIAN EXPENSES        RATE
------------------------------------------------------------------------------
CLASS A
2006 Previously
     Reported                 N/A       0.92%                0.92%         78%
2006 Restated                0.52%      1.44%                1.44%         43%
2005 Previously
     Reported                 N/A       0.92%                0.92%         15%
2005 Restated                0.34%      1.26%                1.26%          4%
2004 Previously
     Reported                 N/A       1.00%                0.97%         26%
2004 Restated                0.20%      1.20%                1.17%         27%
2003 Previously
     Reported                 N/A       0.96%                0.96%         63%
2003 Restated                0.17%      1.13%                1.13%         50%
2002 Previously
     Reported                 N/A       0.86%                0.86%         27%
2002 Restated                0.07%      0.93%                0.93%         27%
------------------------------------------------------------------------------

CLASS B
2006 Previously
     Reported                 N/A       1.71%                1.71%         78%
2006 Restated                0.52%      2.23%                2.23%         43%
2005 Previously
     Reported                 N/A       1.69%                1.69%         15%
2005 Restated                0.34%      2.03%                2.03%          4%
2004 Previously
     Reported                 N/A       1.77%                1.74%         26%
2004 Restated                0.20%      1.97%                1.94%         27%
2003 Previously
     Reported                 N/A       1.73%                1.73%         63%
2003 Restated                0.17%      1.90%                1.90%         50%
2002 Previously
     Reported                 N/A       1.62%                1.62%         27%
2002 Restated                0.07%      1.69%                1.69%         27%

                   60 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

RATIOS TO AVERAGE    INTEREST AND                  EXPENSES AFTER
NET ASSETS:               FEES ON                    PAYMENTS AND
                       SHORT-TERM                     WAIVERS AND   PORTFOLIO
                    FLOATING RATE      TOTAL         REDUCTION TO    TURNOVER
                     NOTES ISSUED   EXPENSES   CUSTODIAN EXPENSES        RATE
------------------------------------------------------------------------------
CLASS C
2006 Previously
     Reported                 N/A       1.68%                1.68%         78%
2006 Restated                0.52%      2.20%                2.20%         43%
2005 Previously
     Reported                 N/A       1.69%                1.69%         15%
2005 Restated                0.34%      2.03%                2.03%          4%
2004 Previously
     Reported                 N/A       1.78%                1.75%         26%
2004 Restated                0.20%      1.98%                1.95%         27%
2003 Previously
     Reported                 N/A       1.73%                1.73%         63%
2003 Restated                0.17%      1.90%                1.90%         50%
2002 Previously
     Reported                 N/A       1.62%                1.62%         27%
2002 Restated                0.07%      1.69%                1.69%         27%

While the Statements of Assets and Liabilities as of July 31, 2005, 2004, 2003
and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments at value and to add a liability for short-term floating rate notes issued by corresponding amounts at each year end, with no resulting effect on previously reported Fund net assets or performance. While the Statements of
Operations for the years ended July 31, 2005, 2004, 2003 and 2002 (not included herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG: Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-11

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
         1) plans created or qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3  million or more of its assets invested in (a)
            mutual funds, other than those advised or managed by Merrill
            Lynch Investment Management, L.P. ("MLIM"), that are made
            available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)
            funds advised or managed by MLIM (the funds described in (a) and
            (b) are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

   Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25%
   is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or SAI of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
|X|

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

13
                                    C-
Oppenheimer California Municipal Fund

Internet Website
     www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX0790.001.0906.rev0307

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                     OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                   FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23. Exhibits

(a)   Amended  and  Restated   Declaration   of  Trust  dated  August  5,  2002:
Previously   filed  with   Post-Effective   Amendment  No.  24  (09/28/04)   and
incorporated herein by reference.

(b)   (i) Amended and Restated  By-Laws  dated as of December  14, 2000:  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  20  (11/23/01)  and
incorporated herein by reference.

      (ii) Amendment No. 1 to the Amended and Restated By-Laws dated August 11,
2005: Previously filed with Registrant's Post-Effective Amendment No. 27
(09/25/06) and incorporated herein by reference.

(c)  (i) Specimen Class A Share Certificate:  Previously filed with Registrant's
Post-Effective   Amendment  No.  20  (11/23/01)  and   incorporated   herein  by
reference.

     (ii)   Specimen   Class  B  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective Amendment No. 20 (11/23/01) and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective Amendment No. 20 (11/23/01) and incorporated herein by reference.

(d)   Amended and Restated Investment Advisory Agreement dated January 1,
2005: Previously filed with Registrant's Post-Effective Amendment No. 25,
(09/27/05), and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   December   10,   1992:
Previously  filed with  Registrant's  Post-Effective  Amendment No. 6 (4/28/93),
refiled with  Registrant's  Post-Effective  Amendment No. 10 (4/25/95)  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii)  Form of Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Pre-Effective  Amendment  No.  45 to  the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust Company  Fund/SERV  Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.:  Previously  filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency  Agreement of  OppenheimerFunds  Distributor,
Inc.:   Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i) Amended and Restated  Retirement Plan for  Non-Interested  Trustees or
Directors dated August 9, 2001:  Previously filed with Post-Effective  Amendment
No. 34 to the  Registration  Statement of  Oppenheimer  Gold & Special  Minerals
Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors:   Filed  with   Post-Effective   Amendment  No.  26  to  the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated by reference.

(g)   (i) Global Custodial Services Agreement dated July 15, 2003, as amended
September 13, 2006, between Registrant and Citibank, N.A.: Filed herewith.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  October 6, 1988:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1 to Registrant's  Registration
Statement  (10/7/88),  refiled with  Registrant's  Post-Effective  Amendment No.
10,  (4/25/95)  pursuant to Item 102 of Regulation S-T and  incorporated  herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter  from   OppenheimerFunds,   Inc.  to  Registrant  dated
September 7, 1988: Previously filed with Registrant's  Post-Effective  Amendment
No. 17 (11/24/98), and incorporated herein by reference.

(m)   (i)   Amended and Restated  Service Plan and  Agreement for Class A shares dated  October  26,  2005:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 27 (09/25/06) and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service  Plan and  Agreement
for Class B shares dated October 26, 2005:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  27  (09/25/06)  and   incorporated   herein  by
reference.

      (iii) Amended and Restated  Distribution  and Service  Plan and  Agreement
for Class C shares dated October 26, 2005:  Previously  filed with  Registrant's
Post-Effective   Amendment  No.  27  (09/25/06)  and   incorporated   herein  by
reference.

(n)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3 updated  through
08/11/05:   Previously  filed  with  Post-Effective   Amendment  No.  5  to  the
Registration  Statement of Oppenheimer  Main Street  Opportunity  Fund (Reg. No.
333-40186), 09/27/05, and incorporated herein by reference.

(o) (i)  Power of Attorney for all Trustees/Directors dated October 11, 2006:
         Previously
filed with Post-Effective Amendment No. 51 to the Registration Statement of

         Oppenheimer

Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and incorporated herein by reference.

(ii)  Power of Attorney for Brian W. Wixted dated October 11, 2006: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of
Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the  Oppenheimer  Funds dated March
31,  2006 under Rule 17j-1 of the  Investment  Company  Act of 1940:  Previously
filed with  Post-Effective  Amendment  No. 13 to the  Registration  Statement of
Oppenheimer  MidCap  Fund  (Reg.  No.  333-31533),  (4/7/06),  and  incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Carl Algermissen,           None.
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI Private  Investments Inc. (since June 2003) and
                            OFI  Institutional  Asset  Management,  Inc. (since
                            June  2003).   Assistant  Secretary  of  OFI  Trust
                            Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000 - January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          None.
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lori E. Bostrom,            None.
Vice President & Senior
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Garrett C. Broadrup         Formerly  an  Associate  at Davis  Polk &  Wardwell
Assistant Vice President &  (October 2002 - October 2006)
Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005 - October
                            2005 and Fund  Accounting  Officer  at  Butterfield
                            Fund  Services  (Bermuda)  Limited (a wholly  owned
                            subsidiary  of the Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dale William Campbell       Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Thomas Closs                Formerly (until January 2007)  Development  Manager
Assistant Vice President    at OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gerald James Concepcion,    None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003 -
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Damian,                None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kendra Delisa               Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President  of OFI Private  Investments
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,          Formerly  Associate at Dechert LLP (September  2000
Vice President & Assistant  - December 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005 -  December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Matthew Farkas,             Formerly  Associate at Epstein Becker & Green, P.C.
Assistant Vice President    (September 2000 - March 2006).
and Assistant Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  John's  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate  - November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Gapay               Formerly  (until January 2007) Help Desk Manager at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President    - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       None.
Senior Vice President &
Assistant Secretary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                            Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,          Formerly an  Associate at Shearman and Sterling LLP
Vice President & Assistant  (July 2004 - August 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of

                            OFI Institutional Asset Management,  Inc.; Director
                            (since     June    2003)    of     OppenheimerFunds
                            International Distributor Limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian,             Formerly Vice  President,  Compensation  Manager at
Assistant Vice President    The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Amee Kantesaria,            Formerly  Counsel  at  Massachusetts   Mutual  Life
Assistant Vice President    Insurance Company
                            (May 2005-December 2006).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan,               Formerly  Vice  President  and  Senior   Compliance
Assistant Vice President &  Officer,   Guardian  Trust  Company,   FSB  at  The
Marketing Compliance        Guardian Life  Insurance  Company of America (since
Manager                     February 1998 - November 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Audrey Kiszla               Formerly Vice  President at First Horizon  Merchant
Vice President              Services  (December  2005- May 2006);  Director  at
                            Janus (January 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Klassen                None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Martin S. Korn,             None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President of OFI  Institutional  Asset  Management,
Senior Vice President       Inc. as of January 2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt  Services
                            Business    at   Fidelity    Investments    (August
                            1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000 - February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Randy Legg,                 None
Vice President & Associate
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investments
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Misha Lozovik,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             None.
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William T. Mazzafro,        Formerly  self-employed as a securities  consultant
Assistant Vice President    (January 2004 - December 2005).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly  Leadership   Development   Supervisor  at
Assistant Vice President    JetBlue Airways (July 2003 - October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999 - March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995 - March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman,    Chief   Executive    Officer,    Chief
                            Investment    Officer    and    Director   of   OFI
                            Institutional   Asset   Management,   Inc.;   Chief
                            Executive  Officer,   President,   Senior  Managing
                            Director   and   Director  of   HarbourView   Asset
                            Management   Corporation;    Chairman,   President;
                            Director   of   Trinity    Investment    Management
                            Corporation and Vice President of Oppenheimer  Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William McNamara            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jan Miller,                 None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heather Minks               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Sarah Morrison              Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jill Mulcahy,               None
Vice President:
Rochester Division

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment  Management  Corporation,  Tremont Group
                            Holdings,   Inc.,   HarbourView   Asset  Management
                            Corporation  and  OFI  Private   Investments  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institute's Board of Governors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meaghan Murphy,             None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

James B. O'Connell,         None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew O'Donnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004 - April 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John O'Hare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John J. Okray,              None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David P. Pellegrino,        None
Senior Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004 - September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002 - May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               None
Senior Vice President,
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998 - August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Quarles,               None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President :
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund  Corporation  (April 2005 - February
                            2006);  Vice President at Loomis Sayles & Co. (July
                            1997 - April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adrienne Ruffle,            None.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Savallo                Formerly     Senior     Business     Analyst     at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Schneider           Formerly  Human  Resources  Manager at ADT Security
Assistant Vice President    Services (December 2001 - July 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mary Beth Schellhorn,       Formerly  Human   Resources   Generalist  at  Misys
Assistant Vice President    Banking Systems (November 2000 - June 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President  of OFI Private  Investments
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002  -  February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                            - July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002  -  September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Stein                 Formerly  Vice  President  of  Client  Services  at
Vice President              XAware, Inc. (October 2002 - August 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Benjamin Stewart            None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,          None.
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo,           Formerly  Senior  Manager at CoBank,  ACB  (January
Assistant Vice President    2004 - April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Nancy Vann,                 None.
Vice President & Assistant
Counsel

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rebecca Wekesser            Formerly    (until   January   2007)   Manager   at
Assistant Vice President    OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Diederik Werdmolder,        Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            International   Distributor  Limited;  Senior  Vice
                            President  (Managing  Director of the International
                            Division) of OFI  Institutional  Asset  Management,
                            Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI Private  Investments Inc.; Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior Vice
                            President of OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
                            Distributor, Inc.
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation;  serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Meredith Wolf               None.
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kurt Wolfgruber,            Director   of   Tremont   Group   Holdings,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer

                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoff Youell,               Formerly   Principal   Consultant   at  XAware  Inc
Assistant Vice President    (January 2004 - June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice

                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments  Inc.  and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,      Inc.     and      OppenheimerFunds
                            International  Distributor Limited;  Vice President
                            of OppenheimerFunds Legacy Program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald Zibelli,             Formerly  Managing  Director  and Small Cap  Growth
Vice President              Team Leader at Merrill Lynch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund

   Conservative Investor Fund
   Equity Investor Fund
      Moderate Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
   Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund

Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial,
Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Central
Tower, 28 Queen's Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration
Statement and listed in Item 26(b) above (except Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------------------------------------------
Name & Principal                 Position & Office        Position and Office
Business Address                 with Underwriter         with Registrant
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Abbhul(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Anthony Allocco(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante(2)             Secretary                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Barker                     Vice President           None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rick Bettridge                   Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert J. Bishop(1)              Treasurer                None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Blinzler(1)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David A. Borrelli                Vice President           None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey R. Botwinick             Vice President           None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Sarah Bourgraf(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Brennan(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin E. Brosmith                Senior Vice President    None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey W. Bryan                 Vice President           None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Campbell(1)              Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew Chonofsky                 Vice President           None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelanto Ciaglia(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Melissa Clayton(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Colby(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rodney Constable(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan Cornwell(1)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neev Crane                       Vice President           None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Fredrick Davis                  Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stephen J. Demetrovits(2)        Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Dombrower                 Vice President           None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George P. Dougherty              Vice President           None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan C. Drier                    Vice President           None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cliff H. Dunteman                Vice President           None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hillary Eigen(2)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Fahey                  Senior Vice President    None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric C. Fallon                   Vice President           None
10 Worth Circle
Newton, MA 02458
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Deanna Farrugia(1)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Fereday                    Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph Fernandez                 Vice President           None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Ferro                    Senior Vice President    None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding(3)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradley Finkle(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric P. Fishel                   Vice President           None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick W. Flynn                 Senior Vice President    None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John ("J") Fortuna(2)            Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jayme D. Fowler                  Vice President           None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Fuermann                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucio Giliberti                  Vice President           None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Gottesman                Vice President           None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raquel Granahan(4)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ralph Grant                      Senior Vice President    None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kahle Greenfield(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Grossjung                   Vice President           None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael D. Guman                 Vice President           None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James E. Gunther                 Vice President           None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin J. Healy(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William E. Hortz(2)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Amy Huber(1)                     Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Husch                   Vice President           None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith Hylind                     Vice President           None

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives(1)              Vice President &         Assistant Secretary
                                 Assistant Secretary
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shonda Rae Jaquez(2)             Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nivan Jaleeli                    Vice President           None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric K. Johnson                  Vice President           None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina J. Keller(2)           Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh(2)                 Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Klassen(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Klein                    Senior Vice President    None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Knott(1)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brent A. Krantz                  Senior Vice President    None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Kristenson(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David T. Kuzia                   Vice President           None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul R. LeMire                   Assistant Vice President None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric J. Liberman                 Vice President           None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa Lischin(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Loncar                    Vice President           None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig Lyman                      Vice President           None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Maddox(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Malik                    Vice President           None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven C. Manns                  Vice President           None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Todd A. Marion                   Vice President           None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Theresa-Marie Maynier            Vice President           None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. McDonough                Vice President           None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kent C. McGowan                  Vice President           None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian F. Medina                  Vice President           None
3009 Irving Street
Denver, CO 80211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Melehan                   Vice President           None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Mezzanotte                  Vice President           None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew L. Michaelson            Vice President           None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Noah Miller(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clint Modler(1)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Moser                     Vice President           None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David W. Mountford               Vice President           None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gzim Muja                        Vice President           None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John V. Murphy(2)                Director                 President & Trustee
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wendy Jean Murray                Vice President           None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Napier                   Vice President           None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan Panzer                      Vice President           None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Park(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Perkes                  Vice President           None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles K. Pettit(2)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)        Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Minnie Ra                        Vice President           None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dusting Raring                   Vice President           None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael A. Raso                  Vice President           None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard E. Rath                  Vice President           None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William J. Raynor(5)             Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ruxandra Risko(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David R. Robertson(2)            Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Nicole Robbins(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ian M. Roche                     Vice President           None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Rosenson              Vice President           None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Sabow                     Vice President           None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Saunders                    Vice President           None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Schmitt(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Schmitt                   Vice President           None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Schories                 Vice President           None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles F. Scully                Vice President           None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Sexton(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Eric Sharp                       Vice President           None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Sheluck(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debbie A. Simon                  Vice President           None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alfred St. John(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bryan Stein                      Vice President           None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Stoma(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Strauss(3)                 Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Summe                   Vice President           None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George T. Sweeney                Senior Vice President    None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William K. Tai                   Vice President           None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Taylor(2)                  Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles(2)                 Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple(2)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David G. Thomas                  Vice President           None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Barrie L. Tiedemann              Vice President           None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark S. Vandehey(1)              Vice President and       Vice President and
                                 Chief Compliance Officer Chief Compliance
                                                          Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Vermete(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cynthia Walloga(2)               Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Lediard Ward             Vice President           None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa Ward(1)                   Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael J. Weigner               Vice President           None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donn Weise                       Vice President           None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chris G. Werner                  Vice President           None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine White(2)               Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ryan Wilde(1)                    Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie Wimer(2)                   Assistant Vice President None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna Winn(2)                    Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter Winters                    Vice President           None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patrick Wisneski(1)              Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower(2)               Senior Vice President    None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meredith Wolff(2)                Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cary Patrick Wozniak             Vice President           None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Charles Young               Vice President           None
3914 Southwestern
Houston, TX 77005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Zachman(2)                  Vice President           None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack(2)                General Counsel &        Secretary
                                 Director
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Walter Zinych                    Vice President           None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven Zito(1)                   Vice President           None
----------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty Street,  11th Floor,  New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,   books  and  other  documents   required  to  be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules  promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant  to  the  requirements  of  the  Securities  Act  of  1933  and/or  the
Investment   Company  Act  of  1940,   the  certifies  that  it  meets  all  the
requirements for effectiveness of this Registration  Statement  pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the  City of New  York  and  State of New York on the 8th day of
March, 2007.

                        OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                        By: /s/ John V. Murphy*
                        ----------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Brian F. Wruble*         Chairman of the
---------------------------  Board of Trustees           March 8, 2007
Brian F. Wruble

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer           March 8, 2007
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        March 8, 2007
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/Matthew P. Fink*          Trustee                     March 8, 2007

------------------------
Matthew P. Fink

/s/ Robert G. Galli*         Trustee                     March 8, 2007

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     March 8, 2007

----------------------
Phillip A. Griffiths

/s/Mary F. Miller*           Trustee                     March 8, 2007

----------------------
Mary F. Miller

/s/ Joel W. Motley*          Trustee                     March 8, 2007

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                     March 8, 2007

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     March 8, 2007

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  March 8, 2007

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*        Trustee                     March 8, 2007

-----------------------
Joseph M. Wikler

/s/ Peter I. Wold*           Trustee                     March 8, 2007

-----------------------
Peter I. Wold

*By: /s/ Mitchell J. Lindauer
 -----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                     OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                        Post-Effective Amendment No. 28

                      Registration Statement No. 33-23566

                                 EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's consent